                                                                                          Registration No. 33-30471
                                                                                                  File No. 811-5871

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                     [X]

Pre-Effective Amendment No. _____                                                                             [   ]

Post-Effective Amendment No. 17                                                                                 [X]
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                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

Amendment No. 20                                                                                                [X]
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                                      CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
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                                (Exact Name of Registrant as Specified in Charter)

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                                 6803 South Tucson Way, Centennial, Colorado 80112

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                                (Address of Principal Executive Offices) (Zip Code)

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                                                  1.303.768.3200

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                               (Registrant's Telephone Number, including Area Code)

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                                               Robert G. Zack, Esq.

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                                              OppenheimerFunds, Inc.

                                   498 Seventh Avenue, New York, New York 10018

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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On November 1, 2002 pursuant to paragraph (b)
            ----------------
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On _______________pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]    This  post-effective  amendment  designates a new  effective  date for a previously  filed  post-effective amendment.

Centennial California Tax Exempt Trust

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Prospectus dated November 1, 2002

                                                             Centennial California Tax Exempt Trust is a money
                                                             market mutual fund. It seeks the maximum current income
                                                             exempt from federal and California personal income
                                                             taxes for individual investors as is consistent with
                                                             preservation of capital. The Trust invests in
                                                             short-term, high-quality "money market" securities.

                                                             This Prospectus contains important information about
                                                             the Trust's objective, its investment policies,
                                                             strategies and risks.  It also contains important
                                                             information about how to buy and sell shares of the
                                                             Trust and other account features.  Please read this
                                                             Prospectus carefully before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Trust's
securities nor has it determined that this Prospectus is
accurate or complete.  It is a criminal offense to
represent otherwise.

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2

CONTENTS

                           A B O U T  T H E  T R U S T

                           The Trust's Investment Objective and Strategies

                           Main Risks of Investing in the Trust

                           The Trust's Past Performance

                           Fees and Expenses of the Trust

                           About the Trust's Investments

                           How the Trust is Managed

                           A B O U T  Y O U R  A C C O U N T

                           How to Buy Shares
                           Automatic Purchase and Redemption Programs
                           Direct Shareholders

                           How to Sell Shares
                           Automatic Purchase and Redemption Programs
                           Direct Shareholders

                           How to Exchange Shares

                           Shareholder Account Rules and Policies

                           Dividends and Tax Information

                           Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market securities are short-term, U.S. dollar denominated debt instruments issued by the U.S. and State governments, domestic and foreign corporations and financial institutions and other entities.  They include, for example, municipal securities, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations. To be considered
"high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

The Trust normally attempts to invest 100% of its assets in municipal securities and as a fundamental policy, the
Trust will invest under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in investments the income from which is exempt from federal and California personal income taxes for individuals in the opinion of bond counsel to the respective issuer.  Such investments may include obligations of the State of California and its political subdivisions, agencies and instrumentalities or obligations of commonwealths or territories of the United States, or their agencies, instrumentalities or authorities the interest from which is not subject to California personal income tax in the opinion of bond counsel to the respective issuer.  Securities that generate income that is subject to alternative minimum taxes will not count towards that 80% threshold.

WHO IS THE TRUST DESIGNED FOR? The Trust is designed for investors who are seeking income exempt from federal and
California income taxes at current money market rates while preserving the value of their investment, because the
Trust tries to keep its share price stable at $1.00. Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

         All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

Risks of Focusing on Investments in California Municipal Securities.  The Trust generally invests a significant portion of its assets in California municipal securities. Because the Trust invests primarily in the securities of California issuers, its performance will be significantly affected by local, state and regional factors.  These may include state or local legislation or policy changes, erosion of the tax base of the state or one or more particular localities, the effects of possible terrorist acts or natural disasters, or other economic or credit problems affecting the state generally or any individual locality (which may directly or indirectly affect the state as a whole).  Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state, could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in California.  The Trust is a "non-diversified" fund, however, it is currently subject to certain diversification requirements under rules for money market funds under federal law.

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An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and its average annual total returns for the 1-, 5-
and 10- year periods.  Variability of returns is one measure of the risks of investing in a money market fund.
The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/02 through 9/30/02 the cumulative total return (not annualized) was 0.44%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 0.86%
(2nd 'Q '95) and the lowest return (not annualized) for a calendar quarter was 0.23% (4th Q '01).

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Average Annual Total Returns
for the periods ended December 31, 2001                           1 Year          5 Years       10 Years

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Centennial California Tax Exempt Trust (inception 6/12/90)        1.76%           2.53%         2.51%

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The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at
1.800.525.9310.

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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.
Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the
Trust's expenses during the fiscal year ended June 30, 2002.

SHAREHOLDER FEES.   The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.
There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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  Management Fees                                                   0.50%

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  Distribution and/or Service (12b-1) Fees                          0.20%
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  Other Expenses                                                    0.07%

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  Total Annual Operating Expenses                                   0.77%

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"Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to 0.35% per annum.  That undertaking was effective October 1, 2001, and was pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time. After the waiver, the actual "Other
Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were the same as shown above.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

   ------------------------------------------- ----------------- ----------------- --------------- ----------------
                                               1 year            3 years           5 years         10 years
   ------------------------------------------- ----------------- ----------------- --------------- ----------------
   ------------------------------------------- ----------------- ----------------- --------------- ----------------

                                               $79               $246              $428            $954

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About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act.  The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

         The Trust's investment manager, Centennial Asset Management Corporation, (referred to in this Prospectus as the Manager) tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased.  The rate of the Trust's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In? Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates.  All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the Board described briefly below.  The following is a brief description of the types of money market instruments the Trust can invest in.

     o   Municipal Securities.  The Trust buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations.  These are debt obligations issued by or on behalf of the State of California, other states and the District of
         Columbia, their political subdivisions (such as cities, towns and counties), or any commonwealth or territory of the United States, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal individual income tax in the opinion of bond counsel to the issuer.  All of these types of debt obligations are referred to as "municipal securities" in this
         Prospectus.

o        Other Money Market Instruments.  Up to 20% of the Trust's assets can be invested in investments, the income from which may be taxable.  The Trust's taxable investments include repurchase agreements, municipal securities issued to benefit a private user and certain temporary investments.  These investments are described below under "Other Investment Strategies" or in the Statement of Additional
         Information.  Normally, the Trust will not invest more than 20% of its total assets in taxable investments.

         Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by its Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

What Standards Apply to the Trust's Investments?  Money market instruments, are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees.  The Trust's Board of Trustees has
         adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

         In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:
o        rated in one of the two highest short-term rating categories of two national rating organizations, or
o        rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o        unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

         The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7 (currently 397 days).
Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy.
         Some of the investment restrictions that are fundamental policies are listed in the Statement of
         Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them. These techniques have risks.  The Statement of
Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.
         Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7
         (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the
         Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7.

"When-Issued" and "Delayed-Delivery" Transactions.  The Trust can purchase municipal securities on a
         "when-issued" basis and can purchase or sell such securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Trust does not intend to make such purchases for speculative purposes.
         During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Trust if the value of the security declines prior to the settlement date.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Trust can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.  Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.  If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

                  Some of these obligations might not have an active trading market and would be subject to the
         Trust's limits on "illiquid" securities described below.  From time to time the Trust can invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Trust's Board of Trustees.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual limit on resale or which cannot be sold publicly until it is registered under federal securities laws. The Trust will not invest more than 10% of its net assets in illiquid or restricted securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

Demand Features and Guarantees.  The Trust can invest a significant percentage of its assets in municipal securities that have demand features, guarantees or similar credit and liquidity enhancements.  A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest.  A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security.  Demand features and guarantees can effectively:
o        shorten the maturity of a variable or floating rate security,
o        enhance the security's credit quality, and
o        enhance the ability to sell the security.

         The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature.  When the Trust purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Because the Trust invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the
Trust.  Therefore, an investment in the Trust may be riskier than an investment in other types of money market funds.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that can be subject to repurchase agreements of seven days or less.  Income earned on repurchase transactions is not tax exempt and accordingly, under normal market conditions, the Trust will limit its investments in repurchase transactions to 20% of its total assets.

Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the
         Trust can invest up to 100% of its assets in temporary defensive or interim investments that are inconsistent with the Trust's principal investment objective.  These temporary investments can include:

o        obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities,
o        bankers' acceptances; taxable commercial paper rated in the highest category by a rating organization,
o        short-term taxable debt obligations rated in one of the two highest rating categories of a rating organization,
o        certificates of deposit of domestic banks, and
         o        repurchase agreements.

         To the extent the Trust assumes a temporary defensive position, a significant portion of the Trust's distributions may be subject to federal and California income taxes.

How the Trust is Managed

THE MANAGER.  The investment advisor for the Trust is the Manager, Centennial Asset Management Corporation, a
wholly owned subsidiary of OppenheimerFunds, Inc.  The Manager chooses the Trust's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Trust's
Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

         The Manager has been an investment advisor since 1978. The Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of September 30, 2002, including other Oppenheimer funds with more than seven million shareholder accounts.  The Manager is located at 6803 South Tucson Way, Centennial,
Colorado 80112.

Portfolio Manager.  Michael Carbuto is the portfolio manager of the Trust.  He is the person principally responsible for the day-to-day management of the Trust's portfolio.  Mr. Carbuto has had this responsibility since June 1990.  Mr. Carbuto is a Vice President of OppenheimerFunds, Inc., a Vice
         President of the Trust, and is an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.

Advisory Fees. Under the investment advisory agreement, the Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows: 0.500% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.450% of the next $250 million of net assets;
         0.425% of the next $250 million of net assets; and 0.400% of the net assets in excess of $1 billion.
         The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets.  The Manager reserves the right to amend or terminate that expense assumption at any time.  The Trust's management fee for the fiscal year ended
         June 30, 2002 was 0.50% of the Trust's average annual net assets.

         For further information about the investment advisory agreement, including a description of expense assumption arrangements with the Manager, see the Statement of Additional Information.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of the Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that the Trust will maintain a stable net asset value of $1.00 per share.

         The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor (Centennial Asset Management Corporation) or the
Sub-Distributor (OppenheimerFunds Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the Sub-Distributor as described below.

How is the Trust's Net Asset Value Determined?  The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon and at 4:00 P.M., on each day The New York Stock Exchange is open for trading (referred to in this Prospectus as a "regular business day"). All references to time in this
         Prospectus mean "Eastern time."

         The net asset value per share is determined by dividing the value of the Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Trust's Board of Trustees, the Trust uses the amortized cost method to value its securities to determine net asset value.

         The shares of the Trust offered by this Prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

         If, after the close of the principal market on which a security held by the Trust is traded, and before the time the Trust's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Trust's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as $25.
The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the Statement of Additional Information, or you can ask your broker/dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker/Dealer's Automatic Purchase and Redemption Program.  You can buy shares of a Trust through a broker/dealer that has a sales agreement with the Trust's Distributor or Sub-Distributor that allows shares to be purchased through the broker/dealer's Automatic Purchase and Redemption Program.
         Shares of the Trust are sold mainly to customers of participating broker/dealers that offer the Trust's shares under these special purchase programs.  If you participate in an Automatic Purchase and
         Redemption Program established by your broker/dealer, your broker/dealer buys shares of the Trust for your account with the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

Buying Shares Through Your Broker/Dealer.  If you do not participate in an Automatic Purchase and Redemption
         Program, you can buy shares of the Trust through any broker/dealer that has a sales agreement with the
         Distributor or Sub-Distributor.  Your broker/dealer will place your order with the Distributor on your behalf.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trust's
         Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names are referred to as "direct shareholders" in this Prospectus.

         The Sub-Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker/dealers that have established Automatic Purchase and Redemption Programs.  The Distributor or
Sub-Distributor, in their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic
Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.  These purchases will be made under the procedures described in
"Guaranteed Payment Procedures" below.  Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic
Purchase and Redemption Program to your broker/dealer, because the Trust's Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the Distributor to enable them to place purchase orders for shares of the Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of the Trust.

o        If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal
  Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o        If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal
  Funds by 2:00 P.M. on that same day, the order will be effected at the net asset value determined at 4:00 P.M.
  that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o        If the Distributor receives a purchase order between 12:00 Noon and 4:00 P.M. on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in
  Federal Funds by 4:00 P.M. the next regular business day, the order will be effected at the net asset value determined at 4:00 P.M. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of the Trust by completing a
Centennial Funds new account application and sending it to the Sub-Distributor, OppenheimerFunds Distributor,
Inc., P.O. Box 5143, Denver, Colorado 80217.  Payment must be made by check or by Federal Funds wire as described below.  If you don't list a broker/dealer on the application, the Sub-Distributor, will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.

         The Trust intends to be as fully invested as possible to maximize its yield.  Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of the Trust by check. Send your check, payable to "OppenheimerFunds Distributor, Inc.," along with your application and other documents to the address listed above.  For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the
         Sub-Distributor accepts your purchase order.  If your check is not drawn on a U.S. bank and is not payable in U.S. dollars, the shares will not be purchased until the Sub-Distributor is able to convert the purchase payment to Federal Funds.  In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of the Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the Sub-Distributor's Wire Department at 1.800.525.9310 (toll-free from within the
         U.S.) or 303.768.3200 (from outside the U.S.) to notify the Sub-Distributor of the wire, and to receive further instructions.

         Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by 12:00 Noon.  If the Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 P.M. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of the Trust automatically each month by authorizing the Trust's Transfer Agent to debit your account at a U.S.
         domestic bank or other financial institution.  Details are in the Automatic Investment Plan Application
         and the Statement of Additional Information.  The minimum monthly purchase is $25.

Service (12b-1) Plan.  The Trust has adopted a service plan.  It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust.  Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust.  The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic Purchase and Redemption Program sponsored by your broker/dealer, you must redeem shares held in your Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the
Trust or its Transfer Agent directly to redeem shares held in your Program Account.  You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in "Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by using the Trust's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent for assistance first, at 1.800.525.9310.

Certain Requests Require a Signature Guarantee.  To protect you and the Trust from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem $100,000 or more and receive a check
     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to an account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners listed in the account registration.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter to the Transfer Agent that includes:
         o    Your name
         o    The Trust's name
         o    Your account number (from your account statement)
         o    The dollar amount or number of shares to be redeemed
         o    Any special payment instructions
         o    Any share certificates for the shares you are selling
         o    The signatures of all registered owners exactly as the account is registered, and
         o    Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares (such as Letters Testamentary of an Executor).

------------------------------------------------------------ ---------------------------------------------------------
-----------------------------------------------------------  --------------------------------------------------------

Use the following address for                                Send courier or express mail
-----------------------------------------------------------  requests to:
requests by mail:                                            Shareholder Services, Inc.
Shareholder Services, Inc.                                   10200 E. Girard Avenue, Building D
P.O. Box 5143                                                Denver, Colorado 80231
Denver, Colorado 80217-5143

------------------------------------------------------------ ---------------------------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker/dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent, or its designated agent, must receive the request by 4:00 P.M.
         on that day. You may not redeem shares held under a share certificate by telephone.  To redeem shares through a service representative, call 1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any seven day period.  Telephone redemptions are not available within 30 days of changing the address on an account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.  If you hold your shares through your broker/dealer's
         Automatic Purchase and Redemption Program, you must contact your broker/dealer to arrange a Federal
         Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this
         Prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption Program participants may write checks against the account held under their Program, but must arrange for checkwriting privileges through their broker/dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the Transfer Agent for signature cards.  They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

     o   Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
     o   Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
     o   Checks must be written for at least $250.
     o   Checks cannot be paid if they are written for more than your account value.
     o   You may not write a check that would require the Trust to redeem shares that were purchased by check or
         Automatic Investment Plan payments within the prior 10 days.
     o   Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trust does not charge a fee to redeem shares of the Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.  Generally, there is no fee to redeem shares of the Trust bought by exchange of shares of another
Centennial Trust or eligible fund.  However,

o        if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o        those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o        you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of the Trust can be exchanged for shares of certain other Centennial Trusts or other eligible funds, depending on whether you own your shares through your broker/dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an Automatic Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial
Money Market Trust, Centennial Government Trust, Centennial Tax Exempt Trust, Centennial California Tax Exempt
Trust and Centennial New York Tax Exempt Trust (referred to in this Prospectus as the "Centennial Trusts"), if available for sale in your state of residence by contacting your broker or dealer and obtaining a Prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of the Trust for Class A shares of certain eligible funds listed in the Statement of Additional Information.  To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectuses of the Trust and the fund whose shares you want to buy must offer the exchange privilege.

     o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.

     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.  For example, you can exchange shares of the Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of the Trust.

         You may pay a sales charge when you exchange shares of the Trust.  Because shares of the Trust are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of the Trust for shares of other eligible funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of the Trust purchased by reinvesting distributions from the Trust or other eligible funds
(except Oppenheimer Cash Reserves), or when you exchange shares of the Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

         For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss.  Since shares of the Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

         Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional Information or you can obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

     o   Written Exchange Requests.  Complete an Exchange Authorization Form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover.

     o   Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at 1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES?  There are certain exchange policies you should be aware of:

     o   Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above.  Requests for exchanges to any of the Centennial Trusts must be received by the Transfer Agent by 4:00 P.M. on a regular business day to be effected that day.  The
         Transfer Agent must receive requests to exchange shares of the Trust to funds other than the Centennial
         Trusts on a regular business day by the close of The New York Stock Exchange that day.  The close is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.

     o   The interests of the Trust's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing."  When large dollar amounts are involved, the Trust may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Trust to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's shares. These factors may hurt the Trust's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Trust's ability to manage its investments, the Manager and the Trust may reject purchase orders and exchanges into the Trust by any person, group or account that the Manager believes to be a market timer.

     o   The Trust may amend, suspend or terminate the exchange privilege at any time. The Trust will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.

     o   Because excessive trading can hurt fund performance and harm shareholders, the Trust reserves the right to refuse any exchange request that may, in the opinion of the Trust, be disadvantageous, or to refuse multiple exchange requests submitted by a shareholder or dealer.

     o   The Trust may amend, suspend or terminate the exchange privilege at any time. The Trust will provide you notice whenever it is required to do so by applicable law, but it may impose these changes at any time for emergency purposes.

     o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Trust's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time it believes it is in the Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Trust at any time.  If an account has more than one owner, the Trust and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker/dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.  The Trust will provide you notice whenever it is required to do so by applicable law.

The Transfer Agent will record any telephone calls to verify data concerning transactions.  It has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing.  The
         Transfer Agent and the Trust will not be liable for losses or expenses arising out of telephone instructions where reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.  However, under unusual circumstances determined by the Securities and Exchange
         Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or making a payment via Federal Funds wire for the redemption of recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as
         10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by
         Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Trust if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

"Backup Withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trust your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Trust will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Trust's privacy policy to shareholders having the same last name and address on the Trust's records. The consolidation of these mailings, called householding, benefits the Trust through reduced mailing expense.

         If you  want to  receive  multiple  copies  of  these  materials,  you may  call  the  Transfer  Agent  at
         1.800.525.9310.  You may also notify the Transfer  Agent in writing.  Individual  copies of  prospectuses, reports  and  privacy  notices  will be sent to you  commencing  within 30 days after the  Transfer  Agent receives your request to stop householding.

Dividends and Tax Information

DIVIDENDS.  The Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, the Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Trust from the purchase payment for such shares.

CAPITAL GAINS.  The Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trust does not seek capital gains, the Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  The Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase and Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  When you open your account, direct shareholders should specify on your application how you want to receive your dividends and distributions.  You have four options:

o        Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Trust.
o        Reinvest Capital Gains Only.  You can elect to reinvest some distributions (short-term capital gains or long-term capital gains) in the Trust while receiving dividends by check or having them sent to your bank account.
o        Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o        Reinvest Your Distributions in Another Account.  You can reinvest all distributions in the same class of shares of another eligible fund account you have established.

Under the terms of the Automatic Purchase and Redemption Program, your broker/dealer can redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES. Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

         Dividends paid by the Trust from interest on California municipal securities will be exempt from
California individual income taxes, if at the close of each quarter at least 50% of the value of the Trust's assets are invested in debt obligations that pay interest exempt from California individual income taxes.
Dividends paid from income from municipal securities of issuers outside California will normally be subject to
California individual income taxes.

         Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because the Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Trust
(assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte &
Touche LLP, the Trust's independent auditors, whose report, along with the Trust's financial statements, is included in the Statement of Additional Information, which is available on request
FINANCIAL HIGHLIGHTS Centennial California Tax Exempt Trust

                                                                                                    YEAR ENDED JUNE 30,
                                                                     2002       2001        2000       1999        1998
-----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period ......................        $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00
Income from investment operations--net
  investment income and net realized gain .................           .01        .03         .03        .02         .03
Dividends and/or distributions to shareholders:
  Dividends from net investment income ....................          (.01)      (.03)       (.03)      (.02)       (.03)
  Distributions from net realized gain ....................            --(1)     N/A         N/A        N/A         N/A
                                                                 ------------------------------------------------------
Total dividends and/or distributions
  to shareholders .........................................          (.01)      (.03)       (.03)      (.02)       (.01)
                                                                 ------------------------------------------------------
Net asset value, end of period ............................         $1.00      $1.00       $1.00      $1.00       $1.00
                                                                 ======================================================
TOTAL RETURN(2) ...........................................          0.89%      2.74%       2.63%      2.41%       2.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ..................      $154,653   $157,316    $162,261   $155,839    $155,832
Average net assets (in thousands) .........................      $164,278   $166,654    $160,351   $168,272    $160,317
Ratios to average net assets:(3)
Net investment income .....................................          0.89%      2.72%       2.57%      2.38%       2.81%
Expenses ..................................................          0.77%      0.84%       0.83%      0.80%       0.80%(4)
Expenses, net of reduction to custodian expenses
  and/or voluntary reimbursement of expenses ..............          0.77%      0.81%       0.81%      0.78%       0.79%
1. Less than $0.005 per year. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year. 3. Annualized for periods of less than one full year. 4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

INFORMATION AND SERVICES

For More Information on Centennial California Tax Exempt Trust

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Trust's investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Trust's privacy policy and other information about the Trust or your account:

------------------------------------------------------------ ---------------------------------------------------------
By Telephone:                                                Call Shareholder Services, Inc. toll-free:
                                                             1.800.525.9310

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
By Mail:                                                     Write to:
                                                             Shareholder Services, Inc.
                                                             P.O. Box 5143
                                                             Denver, Colorado 80217
------------------------------------------------------------ ---------------------------------------------------------

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Trust are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a
                                                    -----------
duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the
Trust other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                                  The Trust's shares are distributed by:

The Trust's SEC File No.: 811-5871  Centennial Asset Management Corporation
PR0180.001.1102
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

         Graphic material included in Prospectus of Centennial California Tax Exempt Trust (the "Trust") under the heading:  "Annual Total Returns (as of 12/31 each year)."

         Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the full calendar year since the Trust's inception as a money market fund.  Set forth below are the relevant data points that will appear on the bar chart.

------------------------------------------------ -------------------------------------------------
Calendar Year Ended:                             Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/92                                         2.37%
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12/31/93                                         1.81%
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12/31/94                                         2.16%
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12/31/95                                         3.31%
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12/31/96                                         2.79%
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12/31/97                                         2.91%
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12/31/98                                         2.57%
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12/31/99                                         2.47%
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12/31/00                                         2.94%
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12/31/01                                         1.76%

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-------------------------------------------------------------------------------------------------------------------
 Centennial California Tax Exempt Trust
-------------------------------------------------------------------------------------------------------------------

6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.9310

Statement of Additional Information dated November 1, 2002

         This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated November 1, 2002.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's Transfer Agent, Shareholder
Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                                                             Page
About the Trust

About Your Account

How To Buy Shares................................................................................................38
How To Sell

Financial Information About the Trust

                                                      18
                                                         2
  ---------------------------------------------------------------------------------------------------------------

  ABOUT THE TRUST

  ---------------------------------------------------------------------------------------------------------------

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.
This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation (referred to as the
"Manager"), will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

         The Trust will not make investments with the objective of seeking capital growth.  However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

         The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

         There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Trust may invest are described in the
Prospectus under "About the Trust's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

         |X|  Municipal Bonds.  We have classified municipal securities having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.
         Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

           |_|  General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.
The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

           |_|  Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities;
colleges and universities; and hospitals.

         Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

           |_|  Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

           |_|  Private Activity Municipal Securities.  The Tax Reform Act of 1986 (the "Tax Reform Act")
reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt.  However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private)
purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.  Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.  Normally, the
Trust will not invest more than 20% of its total assets in private activity municipal securities or other taxable investments.

         In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds.  The value of the Trust's portfolio could be affected if there is a reduction in the availability of such bonds.

         Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Trust may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Trust) will be subject to the federal alternative minimum tax on individuals and corporations.

         The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.  This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income.  The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations.  Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

         In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

         To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10%
of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

         The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed

facility. The Trust makes no independent investigation of the users of such bonds or their use of proceeds of the bonds.  If the Trust should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

         Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user.  This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Trust may invest in industrial development bonds and other private activity bonds.
Therefore, the Trust may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Trust.

         A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds.  Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family
(spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50%
in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

         |X|  Municipal Notes.  Municipal securities having a maturity (when the security is issued) of one year or less are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

           |_|  Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.
Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

           |_|  Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

           |_|  Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

           |_|  Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

         |X|  Tax Exempt Commercial Paper.  This type of short-term obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

         |X|  Municipal Lease Obligations.  The Trust's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

         Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Trust would be limited as described below in "Illiquid Securities." From time to time the Trust may invest more than 5%
of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
         |_|  the frequency of trades and price quotations for such securities;
         |_|  the number of dealers or other potential buyers willing to purchase or sell such securities;
         |_|  the availability of market-makers; and
         |_|  the nature of the trades for such securities.

         Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

         Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.  That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

         In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust.  While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.  Under Rule 2a-7 of the Investment
Company Act of 1940 ("Investment Company Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

         |_|  Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or "second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities.

         The Trust may also buy second tier "conduit securities."  These eligible securities are securities rated by rating organizations but are not first tier securities.  Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

         The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.  These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization.  Unrated securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees."

         The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

         If a security's rating is downgraded, the Manager or the Board of Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an
"eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board of Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

         |_|  Diversification.  With respect to 75% of its total assets, the Trust cannot invest more than 5% of its total assets in securities issued by one issuer.  It cannot invest more than 5% of its total assets in securities of one issuer unless the security is a first tier security.  The Trust also cannot invest more than 1%
of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.  For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security.  For conduit securities, the Trust considers the issuer to be the person ultimately responsible for payment of the obligation.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

         The Trust may buy a security subject to a demand feature or guarantee.  In this case, with respect to
75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities subject to demand features or guarantees from the same issuer.  And, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

         |_|  Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess the maximum permitted maturity under Rule
2a-7 (or any other applicable rule) which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.
Rule 2a-7 defines how the maturities of these securities are determined.

         |_|  Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversifications requirements described above.  The Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

         When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the
Manager's opinion, present minimal credit risks.  The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act because the Trust uses the amortized cost method to value its portfolio securities.

         The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.  Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the
Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.  The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated
prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7
(which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

         Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.  The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.
Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

         Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

When-Issued and Delayed Delivery Transactions.  As stated in the Prospectus, the Trust may invest in municipal securities on a "when-issued" or "delayed delivery" basis. Payment for and delivery of the securities shall not exceed 120 days from the date the offer is accepted.  The purchase price and yield are fixed at the time the buyer enters into the commitment.  During the period between the time of commitment and settlement, no payment is made by the Trust to the issuer and no interest accrues to the Trust from this investment.  However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected.  At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value.  It will also segregate cash or other liquid high quality municipal securities equal in value to the commitment for the when-issued securities. While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons.  There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities). They must meet credit requirements set by the
Manager from time to time.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Bank Loan Participation Agreements.  The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

Loans of Portfolio Securities.  To attempt to increase its income, the Trust may lend its portfolio securities to qualified borrowers (other than in repurchase transactions).  There are risks in connection with securities lending. The Trust might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Trust presently does not intend to lend securities; but if it does, these loans cannot exceed 25% of the value of the Trust's total assets.  Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

         The Trust must receive collateral for a loan.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Trust.

         When it lends securities, the Trust receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The Trust may pay reasonable finder's, administrative or other fees in connection with these loans.  The terms of the Trust's loans must meet applicable tests under the Internal
Revenue Code and must permit the Trust to reacquire loaned securities on five days' notice or in time to vote on any important matter.

Special Risks of Investing Primarily in California Municipal Securities.  Because the Trust focuses its investments primarily on California municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California and its municipalities, authorities and other instrumentalities that issue securities.  The following information is a brief summary of factors affecting the economy of the State of California and does not purport to be a complete description of such factors.  Other factors will affect issuers.  The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of California issuers, the latest of which is dated June 10,
2002.  The Trust has not independently verified the information.  The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of
California, and there is no responsibility on the part of the State of California to make payments on such local obligations.

         There have been a number of political developments, voter initiatives, state constitutional amendments and legislation in California in recent years that may affect the ability of the State government and municipal governments to pay interest and repay principal on the securities they have issued.  In addition, in recent years, the State of California has derived a significant portion of its revenues from personal income and sales taxes.  Because the amount collected from these taxes is particularly sensitive to economic conditions, the
State's revenues have been volatile.

         It is not possible to predict the future impact of the legislation and economic considerations described below on the long-term ability of the State of California or California municipal issuers to pay interest or repay principal on their obligations.  In part that is because of possible inconsistencies in the terms of the various laws and Propositions and the applicability of other statutes to these issues.  The budgets of California counties and local governments may be significantly affected by state budget decisions beyond their control.  The information below about these conditions is only a brief summary, based upon information the Trust has drawn from sources that it believes are reliable.

         o    Changes to the State Constitution.  Changes to the state constitution in recent years have raised general concerns about the ability of the State and municipal governments in California to obtain sufficient revenues to pay their bond obligations.  In 1978, California voters approved Proposition 13, an amendment to the state constitution.  The Proposition added a new section to the constitution that limits ad valorem taxes on real property and restricts the ability of local taxing entities to increase real property taxes.  However, legislation enacted after Proposition 13 provided help to California municipal issuers to raise revenue to pay their bond obligations.  During the severe recession California experienced from 1991 to 1993, the State legislature eliminated significant components of its aid to local governments.  The State has since increased aid to local governments and reduced certain mandates for local services.  Whether legislation will be enacted in the future to either increase or reduce the redistribution of State revenues to local governments, or to make them less dependent on State budget decisions, cannot be predicted.  Even if legislation increasing such redistribution is passed, it cannot be predicted whether in every instance it will provide sufficient revenue for local municipal issuers to pay their bond obligations.

         Another amendment to the state constitution may also have an adverse impact on state and municipal bond obligations.  That amendment restricts the state government from spending amounts in excess of appropriation limits imposed on each state and local government entity.  If revenues exceed the appropriation limit, those revenues must be returned, in the form of a revision in the tax rates or fee schedules.

         o    Voter Initiatives.  California voters have approved a number of initiatives that affect the ability of the state and municipalities to finance their bond obligations.  In 1988, California voters approved
Proposition 98, which requires a minimum level of funding for public schools and community colleges.  In 1986, voters approved Proposition 62, which had a number of effects. One requires that any special tax imposed by a local government must be approved by a two-thirds vote of the electorate.  In 1995, the California Supreme Court upheld the constitutionality of that Proposition.  That created uncertainty as to the legality of certain local taxes enacted by non-charter cities without voter approval. It is not possible to predict the eventual impact of that decision.

         In 1996, California voters approved Proposition 218.  That initiative applied the provisions of
Proposition 62 to all government entities, including cities having charters.  It requires that all taxes for general purposes be approved by a simple majority of the popular vote, and that taxes for special purposes must be approved by a two-thirds majority vote.  Proposition 218 also limits the authority of local governments to impose property-related assessments, fees and charges.  It requires that such assessments be limited to the special benefit conferred and prohibits their use for general governmental services.  The Proposition enables voters to use their initiative powers to reduce or repeal previously-authorized taxes, assessments, fees and charges.

         o    Effect of other State Laws on Bond Obligations.  Some of the tax-exempt securities that the Trust can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties.  These are subject to provisions of California law that could adversely affect the holders of such obligations.  For example, the revenues of California health care institutions may be adversely affected by State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.  Debt obligations payable solely from revenues of health care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the State legislature for such purpose.

         o        General Economic Conditions in the State.  The California economy and general financial condition affect the ability of the State and local government to raise and redistribute revenues to assist issuers of municipal securities to make timely payments on their obligations.  California is the most populous state in the nation with a total population estimated at 34 million.  California has a diverse economy, with major employment in the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors.

         A  significant  downturn in U.S.  stock  market  prices could  adversely  affect  California's  economy by reducing  household  spending and business  investment,  particularly  in the  important  high  technology  sector.
Moreover,  a large and  increasing  share of the  State's  General  Fund  revenue in the form of income and capital gains taxes is directly related to, and would be adversely  affected by, a significant  downturn in the performance of the stock markets.  It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy.  In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area.  The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.

         Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, a slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years.  The
State's cash position also improved, and the State's General Fund took in substantially greater tax revenue that was initially planned when the budgets were enacted for the fiscal years ended in 1996, 1997, 1998, 1999 and 2000
($2.2 billion, $1.6 billion, $2.4 billion, 1.7 billion and $8.2 billion, respectively).

         The 2001-02 Governor's Budget estimated 2001-02 General Fund revenues and transfers to be about $79.4 billion, and proposed $82.9 billion in expenditures, utilizing a portion of the surplus expected from 2000-01.
The Governor proposed budget reserves in 2001-02 of $2.4 billion, including $500 million for unplanned litigation costs.

         The May Revision to the 2001 Governor's Budget disclosed a reversal of the recent General Fund financial trend, as a result of the slowdown in economic growth in the State starting in the first quarter of 2001 and, most particularly, the steep drop in stock market levels since early 2000.  The 2001 Budget Act projected General
Fund revenues in 2001-02 would be about $75.1 billion, a drop of $2.9 billion from revised 2000-01 estimates.
Most of the drop was attributed to the personal income tax, which reflected both slower job and wage growth, and a severe decline in capital gains and stock option income, which is included in personal income tax statistics.

         The Fiscal Year 2001 Budget Act was signed by the Governor on July 26, 2001.  The spending plan for
2001-02 included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year.
This could be accomplished without serious program cuts because such a large part of the 2000 Budget Act comprised one-time expenditures.  The spending plan utilizes more than half of the budget surplus as of June 30,
2001, but still left a projected balance in the Special Fund for Economic Uncertainties (the "SFEU") at June 30,
2002, of $2.6 billion, the largest appropriated reserve in State history.  The 2001 Budget Act assumed that, during the course of the fiscal year, the $6.2 billion advanced by the General Fund to the Department of Water
Resources for power purchases would be repaid with interest.  The 2001 Budget Act also included Special Fund expenditures of $21.3 billion and Bond Fund expenditures of $3.2 billion.  The State issued approximately $5.7 billion of revenue anticipation notes on October 4, 2001, as part of its cash management program.  An updated estimate of fiscal year 2001-02 revenues and expenditures was included in the 2002-03 May Revision, released May
14, 2002.

         Fiscal Year 2002-03 Budget.  The 2002-03 Governor's Budget, released January 10, 2002, projected a fall-off in General Fund revenues due to the national economic recession combined with the stock market decline, which began in mid-2000.  Personal income tax receipts, including stock option and capital gain realizations, have been particularly impacted.  As a result, the Administration projected a combined budget gap for 2001-02 and
2002-03 of approximately $12.5 billion.

         The 2002 May Revision projected further deterioration in revenues of $9.5 billion and additional costs of $1.6 billion over the 2001-02 and 2002-03 fiscal years.  As a result, the combined budget gap rose from the
$12.5 billion estimated in January to $23.6 billion.  The May Revision projected tax revenues from personal income, sales and use, and corporation taxes to be about $61.1 billion in 2001-02, $3.8 billion lower than projected in the Governor's Budget and $11.7 billion lower than final estimates for 2000-01.  The May Revision projected total General Fund revenues and transfers of $78.6 billion for 2002-03.

         In early June 2002, actual receipts reported by the State Controller's Office for May 2002 were $372 million below forecast on a cash basis.

         The Administration proposed to close the $23.6 billion budget gap through a combination of spending reductions and revenue proposals, as well as the maximum fiscally responsible level of fund shifts, loans, accelerations, transfers and deferrals.

         Recent Events.  A series of reports after the start of the 2001-02 Fiscal Year have indicated that both the national and the State economics have been in a recession starting in 2001.  In California, the impact has been particularly felt in the high technology section centered in the Bay Area/Silicon Valley, in the construction sector and in exports.  The tragic events of September 11, 2002 exacerbated the impact of the weakened economy, especially on tourism related industries and locations.  Both the national and the State economies began to recover in later 2001 and early 2002.  The Administration recently predicted the State economy will grow slowly until mid to late 2002, and then accelerate going into 2003.  The slowdown in the California economy, combined with weakness in the stock market, has resulted in a dramatic decline in General Fund revenues compared to previous estimates, as discussed in the previous section on the Fiscal Year 2002-03 Budget.

         In January 2001, the Governor proclaimed a state of emergency to exist in California under the
California Emergency Services Act on the basis that the electricity available from California's investor-owned utilities ("IOUs") was insufficient to prevent widespread and prolonged disruption of electric service in
California.  The Governor directed the State Department of Water Resources ("DWR") to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency.

         The DWR began selling electricity to 10 million retail electric customers in California in January
2001.  The DWR purchases power from wholesale suppliers under long-term contracts and in short-term and spot market transactions.

         DWR's power supply program is designed to cover the electricity shortfall until at least December 31,
2002.  The Administration and the California Public Utilities Commission (the "CPUC") are developing plans to have the IOUs purchase the residential net short after DWR is no longer authorized to do so.  Alternatively, it is possible that the power supply program will be extended by legislation or that another State agency will be authorized to develop a successor program.  The rate agreement executed by DWR and the CPUC dated March 8, 2002 anticipates the imposition of charges upon electric power supplied to the retail end use customers of the IOUs and potentially other electric service providers, with the result that DWR would not be required to continue to sell electricity to pay its bonds.  However, DWR will continue to sell the power it purchases under its long term contracts unless the IOUs assume such contracts.

         The power supply program has been financed by unsecured interest-bearing loans from the General Fund of the State aggregating $6.2 billion, secured loans from banks and other financial institutions aggregating $4.1 billion and DWR revenues from power sales to customers aggregating $5.2 billion through May 31, 2002.

         DWR is authorized to issue up to $13.4 billion aggregate principal amount of revenue bonds to finance and refinance the power supply program.  Completion of the DWR bond sales has been delayed by a number of factors, including potential legal challenges.  As of August 18, 2002, there was no proposed schedule for the sale.  Cash flow projections made by the Department of Finance anticipate the sale of such bonds to occur no later then the end of October 2002.  If such bonds are not prepaid, the principal of these advances will be payable in eleven quarterly installments, which commenced April 30, 2002.

         A rate agreement was executed by the CPUC and DWR as of March 8, 2002, which provides for the CPUC to impose bond charges and department power charges in response to DWR's submittal of its revenue requirement for its purchases of electricity and its debt service. The CPUC has adopted a decision suspending as of September 20,
2001 the right of additional customers to elect to purchase electricity from suppliers other than DWR and the
IOUs until DWR is no longer a supplier of electricity.

         A number of lawsuits have been filed concerning various aspects of the energy situation.  These include disputes over rates set by the California Public Utilities Commission; responsibility for electricity and natural gas purchases made by the IOUs and the California Independent System Operator; continuing contractual obligations of certain small independent power generators; and antitrust and fraud claims against various parties.  These actions do not seek a judgment against the State's General Fund, and in some cases, neither the State nor the DWR is even a party to these actions.  However, adverse rulings in certain of these matters may affect power costs home by the DWR power supply program described above.

         As of September 6, 2002, the State's general obligation bonds were rated Al by Moody's, A+ by Standard &
Poor's, and AA by Fitch Ratings.  Standard & Poor's lowered its rating of the State's general obligation bonds from AA to A+ in April 2001, citing the mounting and uncertain cost to the State of the current electrical power crisis, as well as its likely long-term detrimental effect on the State's economy.  During that same month Fitch
Ratings placed the State's general obligation bonds on a negative rating watch.  Moody's lowered its rating of the State's general obligation bonds from Aa2 to Aa3 in May 2001 because of the financial risks associated with the energy crisis and trends in the broader U.S. and California economies, and to A1 in November 2001, citing the expectation that the State's General Fund budget and liquidity position will weaken substantially over the next eighteen months, in light of weakness in the technology sector of the State's economy, greatly reduced State revenue projections and the likelihood that the State will have great difficulty reaching consensus on the necessary fiscal adjustments during its upcoming budget session.  On June 28, 2001, Standard & Poor's removed
California's debt ratings from credit watch and affirmed the State's general obligation bonds ratings.  It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch Ratings will change such ratings in the future.  It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         o        Financial Problems of Local Governments.  It is not possible to predict the future impact of the voter initiatives. State constitutional amendments, legislation or economic considerations described above, or of such initiatives, amendments or legislation that may be enacted in the future, on the long-term ability of
California municipal issuers to pay interest or repay principal on their obligations.  There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.  For example, in December 1994, Orange County, California, together with its pooled investment funds, which included investment funds from other local governments, filed for bankruptcy.  The County has since emerged from bankruptcy.  Los
Angeles County, the nation's largest county, in the recent past has also experienced financial difficulty and its financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department.  Moreover, California's improved economy has caused Los Angeles County, and other local governments, to come under increased pressure from public employee unions for improved compensation and retirement benefits.

Investment Restrictions

         |X|  What Are "Fundamental Policies?"  Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
        67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

         The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such.  The Trust's
Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of
Additional Information, as appropriate. The Trust's most significant investment policies are described in the
Prospectus.

|X|      Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

        The Trust cannot make loans, except that the Trust, may purchase debt securities described in "Investment
             Objective and Policies," and other securities substantially similar thereto, and repurchase agreements; and the Trust may lend its portfolio securities as described in its investment policy stated above;

        The Trust cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

        The Trust cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;

        The Trust cannot invest in real estate; however, the Trust may purchase Municipal Bonds or Notes secured by interests in real estate;

        The Trust cannot make short sales of securities or purchase securities on margin, except for short-term credits necessary for the clearance of purchases and sales of portfolio securities;

        The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or the Manager individually owning more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

        The Trust cannot underwrite securities of other companies;

        The Trust cannot invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation or acquisition of assets; or

o        The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.

o        As a fundamental policy, The Trust cannot invest in any debt instrument having a maturity in excess of the time period provided for in Rule 2a-7 of the Investment Company Act, or any other applicable rule, or in the case of a debt instrument subject to a repurchase agreement or called for redemption, unless purchased subject to a demand feature which may not exceed the time period provided for in Rule 2a-7, or any other applicable rule.

o        The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

         For purposes of the investment restrictions listed above, the identification of the "issuer" of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees the security, such guarantee would be considered a separate security and would be treated as an issue of such government or other agency. Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

         In applying the restrictions as to the Trust's investments, the Manager will consider a nongovernmental user of facilities financed by industrial development bonds as being in a particular industry, despite the fact that there is no industry concentration limitation as to municipal securities the Trust may own.  Although this application of the restriction is not technically a fundamental policy of the Trust, it will not be changed without shareholder approval. Should any such change be made, the Prospectus and/or Statement of Additional
Information will be supplemented to reflect the change.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

         For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the
Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional
Information.  This is not a fundamental policy.

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a
Massachusetts business trust in 1989, with an unlimited number of authorized shares of beneficial interest.

         The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law.  The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.

Classes of Shares.  The Trust has a single  class of shares of stock.  While that class has no  designation,  it is deemed to be the  equivalent  of Class A for purposes of the  shareholder  account  policies  that apply to Class A shares of the Oppenheimer funds.

         Shares of the Trust are freely transferable.  Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  There are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

Meetings of  Shareholders.  As a  Massachusetts  business  trust,  the Trust is not required to hold,  and does not plan to hold,  regular annual meetings of shareholders.  The Trust will hold meetings when required to do so by the
Investment  Company Act or other  applicable  law. It will also do so when a  shareholder  meeting is called by the
Trustees or upon proper request of the  shareholders.  Although the Trust will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters.  Shareholders of the
Trust may have the right to call a meeting to remove a Trustee or to take other action described in the
Declaration of Trust.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the
Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants'
expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability.  The Declaration of Trust contains an express disclaimer of shareholder or
Trustee liability for the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.  The Declaration of
Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Trust shareholder will incur financial loss from being held liable as a
"partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

         The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

         Board of  Trustees  and  Oversight  Committees.  The Trust is governed  by a Board of  Trustees,  which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the
Manager.

         The Board of Trustees has an Audit Committee and a Review Committee.  The members of the Audit Committee are Edward L. Cameron (Chairman), William L. Armstrong, George C. Bowen and Robert J. Malone.  The Audit
Committee held six meetings during the fiscal year ended June 30, 2002. The Audit Committee furnishes the Board with recommendations regarding the selection of the Trust's independent auditors. Other main functions of the
Audit Committee include, but are not limited to: (i) reviewing the scope and results of audits and the audit fees charged; (ii) reviewing reports from the Trust's independent auditors regarding the Trust's internal accounting procedures and controls; and (iii) establishing a separate line of communication between the Trust's independent auditors and its independent Trustees.

         The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

         To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Trust.  The Committee may consider such persons at such time as it meets to consider possible nominees.
The Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose considering potential nominees.

         The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis, Sam Freedman, Beverly
Hamilton and F. William Marshall, Jr.  The Review Committee held seven meetings during the fiscal year ended June
30, 2002. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Trust's transfer agent and the services provided to the Trust by the transfer agent.  The Review Committee also reviews the Trust's investment performance and policies and procedures adopted by the Trust to comply with Investment Company Act and other applicable law.

Trustees and Officers of the Trust. Except for Mr. Grabish, each of the Trustees is an "Independent Trustee," as defined in the Investment Company Act. Mr. Grabish is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions with A.G. Edwards & Sons, Inc. and its affiliates (as described in his biography below), which is a partial owner of the Manager's parent company.

         The Trust's Trustees and officers and their positions held with the Trust and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Trust as well as the aggregate dollar range of shares of the Oppenheimer/Centennial funds beneficially owned by the Trustees.
All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds1 (referred to as
"Board II Funds"):

Oppenheimer Cash Reserves                                     Oppenheimer Select Managers
Oppenheimer Champion Income Fund                              Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund                               Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                                   Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                           Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                                   Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund                      Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.                           Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                      Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                        Centennial Money Market Trust
Oppenheimer Municipal Fund                                    Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund                                   Centennial Tax Exempt Trust
                                                                                                                     ------

         Present   or  former   officers,   directors,
trustees and  employees  (and their  immediate  family
members)   of  the   Trust,   the   Manager   and  its
affiliates,  and retirement plans  established by them
for their  employees are permitted to purchase Class A
shares of the Trust  and the other  Oppenheimer  funds
at net asset value  without  sales  charge.  The sales
charges  on Class A shares  is waived  for that  group
because of the economies of sales efforts  realized by
the Distributor.

         Messrs. Murphy, Molleur, Masterson,
Vottiero, Carbuto, Wixted and Zack, and Mses. Feld,
Bechtolt, and Ives, who are officers of the Trust,
respectively hold the same offices with one or more
of the other Board II Funds as with the Trust. As of
October 7, 2002, the Trustees and officers of the
Trust as a group owned of record or beneficially less
than 1% of the shares of the Trust. The foregoing
statement does not reflect ownership of shares held
of record by an employee benefit plan for employees
of the Manager, other than the shares beneficially
owned under that plan by the officers of the Trust
listed above. In addition, each Independent Trustee,
and his family members, do not own securities of
either the Manager, Distributor or Sub-Distributor of
the Board II Funds or any person directly or
indirectly controlling, controlled by or under common
control with the Manager, Distributor or
Sub-Distributor.

Affiliated Transactions and Material Business
Relationships. In 2000, Mr. Swain sold 93,000 shares
of Oppenheimer Acquisition Corp. ("OAC")
(OppenheimerFunds, Inc.'s parent holding company),
for a cash payment of $4,278,930.  In 2001, Mr. Swain
surrendered for cancellation 60,000 options to
MassMutual for a cash payment of $2,700,600. Mr.
Swain has reported that he sold a residential
property to Mr. Freedman on October 23, 2001 for $1.2
million.  An independent appraisal of the property
supported the sale price.

         The address of each Trustee in the chart
below is 6803 S. Tucson Way, Centennial, CO
80112-3924. Each Trustee serves for an indefinite
term, until his or her resignation, retirement, death
or removal.

Independent Trustees

                                                                                                                     ------
--------------------------- ------------------------------------------------------------- ---------------- ----------------

Name, Address, Age,         Principal   Occupation(s)   During  Past  5  Years  /  Other   Dollar Range       Aggregate
                                                                                                            Dollar Range
                                                                                                              of Shares
                                                                                                            Beneficially
                                                                                                            Owned in any
                                                                                             of Shares         of the
                                                                                           Beneficially    Oppenheimer/Centennial
Position(s) Held with       Trusteeships/Directorships  Held  by  Trustee  /  Number  of   Owned in the    Funds Overseen
Fund and Length of Service  Portfolios in Fund Complex Currently Overseen by Trustee           Trust         by Trustee

--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------------------------

                                                                                              As of December 31, 2001

--------------------------- ------------------------------------------------------------- ---------------------------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------

James C. Swain, Chairman    Formerly Chief Executive Officer (until August 27, 2002) of         $0          Over $100,000
and Trustee, since 1990     the Funds, President and a director (until 1997) of the
Age: 68                     Manager and Vice Chairman (until January 2, 2002) of
                            OppenheimerFunds, Inc. (of which the Manager is a
                            wholly-owned investment advisory subsidiary). Oversees 41
                            portfolios in the OppenheimerFunds complex.

--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------

William L. Armstrong,       Chairman of the following private mortgage banking                  $0            $50,001-
Trustee since 2001          companies: Cherry Creek Mortgage Company (since 1991),
Age: 65                     Centennial State Mortgage Company (since 1994), The El Paso
                            Mortgage Company (since 1993), Transland Financial
                            Services, Inc. (since 1997); Chairman of the following
                            private companies: Great Frontier Insurance (insurance
                            agency) (since 1995) and Ambassador Media Corporation
                            (since 1984); a director of the following public companies:
                            Storage Technology Corporation (computer equipment company)
                            (since 1991), Helmerich & Payne, Inc. (oil and gas
                            drilling/production company) (since 1992), UNUMProvident
                            (insurance company) (since 1991). Formerly Director of
                            International Family Entertainment (television channel)
                            (1992-1997) and Natec Resources, Inc. (air pollution
                            control equipment and services company) (1991-1995),
                            Frontier Real Estate, Inc. (residential real estate                               $100,000
                            brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January
                            1979-January 1991). Oversees 41 portfolios in the
                            OppenheimerFunds complex.

--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------

Robert G. Avis, Trustee     Formerly Mr. Avis held the following positions: Director
since 1990                  and President of A.G. Edwards Capital, Inc. (General
Age: 71                     Partner of private equity funds) (until February 2001);
                            Chairman, President and Chief Executive Officer of A.G.
                            Edwards Capital, Inc. (until March 2000); Vice Chairman and
                            Director of A.G. Edwards, Inc. and Vice Chairman of A.G.
                            Edwards & Sons, Inc. (its brokerage company subsidiary)             $0          Over $100,000
                            (until March 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor) (until
                            March 1999); and a Director (until March 2000) of A.G.
                            Edwards & Sons and A.G. Edwards Trust Company. Oversees 41
                            portfolios in the OppenheimerFunds complex.

--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------

George C. Bowen, Trustee    Formerly (until April 1999) Mr. Bowen held the following
since 1998                  positions: Senior Vice President (from September 1987) and
Age: 66                     Treasurer (from March 1985) of OppenheimerFunds, Inc; Vice
                            President (from June 1983) and Treasurer (since March 1985)
                            of OppenheimerFunds Distributor, Inc. (a subsidiary of
                            OppenheimerFunds, Inc., of which the Manager is an
                            investment advisory subsidiary); Senior Vice President
                            (since February 1992), Treasurer (since July 1991)
                            Assistant Secretary and a director (since December 1991) of the Manager; Vice President (since October 1989) and
                            Treasurer (since April 1986) of HarbourView Asset
                            Management Corporation (an investment advisory subsidiary
                            of OppenheimerFunds, Inc.); President, Treasurer and a
                            director (June 1989-January 1990) of Centennial Capital
                            Corporation (a prior investment advisory subsidiary of
                            OppenheimerFunds, Inc.); Vice President and Treasurer
                            (since August 1978) and Secretary (since April 1981) of             $0          Over $100,000
                            Shareholder Services, Inc., and Vice President, Treasurer
                            and Secretary (since November 1989) of Shareholder
                            Financial Services, Inc. (both are transfer agent
                            subsidiaries of OppenheimerFunds, Inc.); Assistant
                            Treasurer (since March 1998) of Oppenheimer Acquisition
                            Corp. (OppenheimerFunds, Inc.'s parent holding company);
                            Treasurer (since November 1989) of Oppenheimer Partnership
                            Holdings, Inc. (a holding company subsidiary of
                            OppenheimerFunds, Inc.); Vice President and Treasurer
                            (since July 1996) of Oppenheimer Real Asset Management,
                            Inc. (an investment advisory subsidiary of
                            OppenheimerFunds, Inc.); Treasurer (since October 1997) of
                            OppenheimerFunds International Ltd. and Oppenheimer
                            Millennium Funds plc (offshore fund management subsidiaries of OppenheimerFunds, Inc.). Oversees 41 portfolios in the
                            OppenheimerFunds complex.

--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------

Edward L. Cameron,          A member of The Life Guard of Mount Vernon, George                  $0            $50,001-
Trustee since 2001          Washington's home (since June 2000). Formerly (March 2001 -
Age: 64                     August 2002) Director of Genetic ID, Inc. and its
                            subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an
                            accounting firm) and Chairman (from 1994-1998), Price
                            Waterhouse LLP Global Investment Management Industry
                            Services Group. Oversees 41 portfolios in the                                     $100,000
                            OppenheimerFunds complex.

--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------

Jon S. Fossel,              Chairman and Director (since 1998) of Rocky Mountain Elk            $0            $50,001-
Trustee since 1990          Foundation (a not-for-profit foundation); and a director
Age: 60                     (since October 1999) of P.R. Pharmaceuticals (a privately
                            held company) and UNUMProvident (an insurance company)
                            (since June 1, 2002). Formerly Mr. Fossel held the
                            following positions: Chairman and a director (until October
                            1996) and President and Chief Executive Officer (until
                            October 1995) of OppenheimerFunds, Inc.; President, Chief
                            Executive Officer and a director of Oppenheimer Acquisition
                            Corp., Shareholder Services, Inc. and Shareholder Financial                       $100,000
                            Services, Inc. (until October 1995). Oversees 41 portfolios in the OppenheimerFunds complex.

--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------

Sam Freedman,               A trustee or director of other Oppenheimer funds. Formerly          $0          Over $100,000
Trustee since 1996          (until October 1994) Mr. Freedman held several positions in
Age: 62                     subsidiary or affiliated companies of OppenheimerFunds,
                            Inc. Oversees 41 portfolios in the OppenheimerFunds complex.

--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------

Beverly L. Hamilton,        Trustee (since 1996) of MassMutual Institutional Funds and    N/A1                  N/A1
Trustee since 2002          of MML Series Investment Fund (open-end investment
Age: 56                     companies); Director of MML Services (since April 1987) and
                            America Funds Emerging Markets Growth Fund (since October
                            1991) (both are investment companies), The California
                            Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since
                            February 2002); a trustee (since February 2000) of Monterey
                            International Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit
                            Suisse First Boston's Sprout venture capital unit. Mrs.
                            Hamilton also is a member of the investment committees of
                            the Rockefeller Foundation, the University of Michigan  and
                            Hartford Hospital.  Formerly, Mrs. Hamilton held the
                            following position: President (February 1991-April 2000)
                            ARCO Investment Management Company. Oversees 40 portfolios in the OppenheimerFunds complex.

--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------

Robert J. Malone, Trustee   Director (since 2001) of Jones Knowledge, Inc. (a privately        N/A1             N/A1
since 2002                  held company), U.S. Exploration, Inc., (since 1997),
Age: 58                     Colorado UpLIFT (a non-profit organization) (since 1986)
                            and a trustee of the Gallagher Family Foundation (since
                            2000).  Formerly, Mr. Malone held the following positions:
                            Chairman of U.S. Bank (a subsidiary of U.S. Bancorp and
                            formerly Colorado National Bank,) (July 1996-April 1, 1999)
                            and a director of Commercial Assets, Inc. (1993-2000).
                            Oversees 40 portfolios in the OppenheimerFunds complex.

--------------------------- ------------------------------------------------------------- ---------------- ----------------
--------------------------- ------------------------------------------------------------- ---------------- ----------------

F. William Marshall, Jr.,   Trustee (since 1996) of MassMutual Institutional Funds and          $0            $50,001-
Trustee since 2001          of MML Series Investment Fund (open-end investment
Age: 60                     companies); Trustee and Chairman (since May 1987) of the
                            investment committee for the Worcester Polytech Institute;
                            President and Treasurer (since January 1999) of the SIS
                            Fund (a private not for profit charitable organization);
                            Trustee (since 1995) of the Springfield Library and Museum
                            Association; Trustee (since 1996) of the Community Music
                            School of Springfield; Member of the investment committee
                            of the Community Foundation of Western Massachusetts (since
                            1998). Formerly, Chairman (January 1999-July 1999) of SIS &
                            Family Bank, F.S.B. (formerly SIS Bank); President, Chief
                            Executive Officer and Director (May 1993-December 1998) of
                            SIS Bankcorp, Inc. and SIS Bank (formerly Springfield                             $100,000
                            Institution for Savings) and Executive Vice President
                            (January 1999-July 1999) of Peoples Heritage Financial
                            Group, Inc. Oversees 41 portfolios in the OppenheimerFunds complex.

--------------------------- ------------------------------------------------------------- ---------------- ----------------

                                                Interested Trustee

----------------------- ------------------------------------------------------------- -------------- -----------------

Name, Address,, Age,    Principal Occupation(s) During Past 5 Years / Other           Dollar Range      Aggregate
                                                                                                     Dollar Range of
                                                                                                          Shares
                                                                                                       Beneficially
                                                                                                     Owned in any of
                                                                                        of Shares          the
Position(s) Held with                                                                 Beneficially   Oppenheimer/Centennial
Fund and Length of      Trusteeships/Directorships Held by Trustee / Number of        Owned in the    Funds Overseen
Service                 Portfolios in Fund Complex Currently Overseen by Trustee          Fund          by Trustee

----------------------- ------------------------------------------------------------- -------------- -----------------
----------------------- ------------------------------------------------------------- --------------------------------

                                                                                          As of December 31, 2001

----------------------- ------------------------------------------------------------- --------------------------------
----------------------- ------------------------------------------------------------- -------------- -----------------

Richard F. Grabish,     Senior Vice President, Assistant Director of Sales and             $0         Over $100,000
Trustee since 2001      Marketing (since March 1997), and Manager of Private Client
Age: 54                 Services (since June 1985) for A.G. Edwards & Sons, Inc.
                        (broker/dealer and investment firm). Chairman and Chief
                        Executive Officer (since March 2001) of A.G. Edwards Trust
                        Company; Director (since March 1988) of A.G. Edwards &
                        Sons, Inc. Formerly (until March 1987) President and Vice
                        Chairman of A.G. Edwards Trust Company. Oversees 6
                        portfolios in the OppenheimerFunds complex.

----------------------- ------------------------------------------------------------- -------------- -----------------

       The address of the Officers in the chart below is as follows: Messrs. Murphy, Molleur, and Zack and Ms.
Feld is 498 Seventh Avenue, New York, NY 10018, Messrs. Carbuto, Masterson, Vottiero, and Wixted and Mses.
Bechtolt and Ives is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------

                                                  Officers of the Trust

---------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------

Name, Address, Age, Position(s) Held with    Principal Occupation(s) During Past 5 Years
Fund and Length of Time Served

-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------

John V. Murphy,                              Director (since November 2001) of the Manager; Chairman, Chief Executive
President                                    Officer and director (since June 2001) and President (since September 2000)
since October 2001                           of OppenheimerFunds, Inc.; President and a trustee or director of other
Age: 53                                      Oppenheimer funds; President and a director (since July 2001) of Oppenheimer
                                             Acquisition Corp. and of Oppenheimer Partnership Holdings, Inc.; a director
                                             (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and a
                                             director (since July 2001) of Shareholder Services, Inc. and of Shareholder
                                             Financial Services, Inc.; President and a director (since July 2001) of
                                             OppenheimerFunds Legacy Program (a charitable trust program established by
                                             OppenheimerFunds, Inc.); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI Institutional Asset Management,
                                             Inc. (since November 2001), HarbourView Asset Management Corporation and OFI
                                             Private Investments, Inc. (since July 2002); President (since November 1,
                                             2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                             Inc.; a director (since November 2001) of Trinity Investment Management
                                             Corp. and Tremont Advisers, Inc. (investment advisory affiliates of
                                             OppenheimerFunds, Inc.); Executive Vice President (since February 1997) of
                                             Massachusetts Mutual Life Insurance Company (OppenheimerFunds, Inc.'s parent company); a director (since June 1995) of DBL Acquisition Corporation;
                                             formerly Chief Operating Officer (September 2000-June 2001) of
                                             OppenheimerFunds, Inc.; President and trustee (November 1999-November 2001)
                                             of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                             Insurance Company; President, Chief Executive Officer and director
                                             (September 1999-August 2000) of MML Bay State Life Insurance Company; a
                                             director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings
                                             Bank (wholly-owned subsidiary of Emerald Isle Bancorp). An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------

Michael A. Carbuto, Vice President and       Vice President (since May 1988) of OppenheimerFunds, Inc.; an officer of 3
Portfolio Manager                            portfolios in the OppenheimerFunds complex; formerly Vice President of the
since June 1990                              Distributor (May 1988 - September 1999).
Age:  47

-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------

Brian W. Wixted,                             Senior Vice President and Treasurer (since March 1999) of OppenheimerFunds,
Treasurer, Principal Financial and           Inc.; Treasurer (since March 1999) of HarbourView Asset Management
Accounting Officer                           Corporation, Shareholder Services, Inc., Oppenheimer Real Asset Management
since April 1999                             Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership
Age: 43                                      Holdings, Inc., OFI Private Investments, Inc. (since March 2000),
                                             OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
                                             (since May 2000), offshore fund management subsidiaries of OppenheimerFunds,
                                             Inc., and OFI Institutional Asset Management, Inc. (since November 2000), an investment advisory subsidiary of OppenheimerFunds, Inc.; Treasurer and
                                             Chief Financial Officer (since May 2000) of Oppenheimer Trust Company, a trust company subsidiary of OppenheimerFunds, Inc.; Assistant Treasurer
                                             (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds
                                             Legacy Program (since April 2000); formerly Principal and Chief Operating
                                             Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services
                                             Division. An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------

Robert G. Zack,                              General Counsel (since November 2001) of the Manager; Senior Vice President
Vice President & Secretary                   (since May 1985) and General Counsel (since February 2002) of
since November 1, 2001                       OppenheimerFunds, Inc.; General Counsel and a director (since November 2001)
Age: 54                                      of OppenheimerFunds Distributor, Inc.; Senior Vice President and General
                                             Counsel (since November 2001) of HarbourView Asset Management Corporation;
                                             Vice President and a director (since November 2000) of Oppenheimer
                                             Partnership Holdings, Inc.; Senior Vice President, General Counsel and a
                                             director (since November 2001) of Shareholder Services, Inc., Shareholder
                                             Financial Services, Inc., OFI Private Investments, Inc., Oppenheimer Trust
                                             Company and OFI Institutional Asset Management, Inc.; a director (since
                                             November 2001) of Oppenheimer Real Asset Management, Inc.; Assistant
                                             Secretary and a director (since November 2001) of OppenheimerFunds
                                             International Ltd.; Vice President (since November 2001) of OppenheimerFunds
                                             Legacy Program; Secretary (since November 2001) of Oppenheimer Acquisition
                                             Corp.; formerly Acting General Counsel (November 2001-February 2002) and
                                             Associate General Counsel (May 1981-October 2001) of OppenheimerFunds, Inc.;
                                             Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                                             Shareholder Financial Services, Inc. (November 1989-November 2001);
                                             OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
                                             (October 1997-November 2001). An officer of 85 portfolios in the
                                             OppenheimerFunds complex.

-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------

Philip Vottiero,                             Vice President/Fund Accounting of OppenheimerFunds, Inc. (since March 2002);
Assistant Treasurer                          formerly Vice President/Corporate Accounting of OppenheimerFunds, Inc. (July
since August 27, 2002                        1999-March 2002) prior to which he was Chief Financial Officer at Sovlink
Age: 39                                      Corporation (April 1996-June 1999). An officer of 72 portfolios in the
                                             OppenheimerFunds complex.

-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------

Connie Bechtolt,                             Assistant Vice President of OppenheimerFunds, Inc. (since September 1998);
Assistant Treasurer                          formerly Manager/Fund Accounting (September 1994-September 1998) of
since October 22, 2002                       OppenheimerFunds, Inc. An officer of 72 portfolios in the OppenheimerFunds
Age: 39                                      complex.

-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------

Philip T. Masterson,
Assistant Secretary                          Vice President and Assistant Counsel of OppenheimerFunds, Inc. (since July
since August 27, 2002                        1998); formerly, an associate with Davis, Graham, & Stubbs LLP (January
Age: 38                                      1997-June 1998). An officer of 72 portfolios in the OppenheimerFunds complex.

-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------

Denis R. Molleur,
Assistant Secretary                          Vice President and Senior Counsel of the Manager (since July 1999); formerly
since November 1, 2001                       a Vice President and Associate Counsel of the Manager (September 1995-July
Age: 45                                      1999). An officer of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------

Katherine P. Feld,                           Director, Vice President and Assistant Secretary (since June 1999) of the
Assistant Secretary                          Manager; Vice President and Senior Counsel (since July 1999) of
since November 1, 2001                       OppenheimerFunds, Inc.; Vice President (since June 1990) of OppenheimerFunds
Age: 44                                      Distributor, Inc.; Vice President (since 1997) of Oppenheimer Real Asset
                                             Management, Inc.; formerly Vice President and Associate Counsel of
                                             OppenheimerFunds, Inc. (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------- ------------------------------------------------------------------------------
-------------------------------------------- ------------------------------------------------------------------------------

Kathleen T. Ives,                            Vice President and Assistant Counsel (since June 1998) of OppenheimerFunds,
Assistant Secretary                          Inc.; Vice President (since 1999) of OppenheimerFunds Distributor, Inc.;
since November 1, 2001                       Vice President and Assistant Secretary (since 1999) of Shareholder Services,
Age: 37                                      Inc.; Assistant Secretary (since December 2001) of OppenheimerFunds Legacy
                                             Program and Shareholder Financial Services, Inc.; formerly Assistant Vice
                                             President and Assistant Counsel of OppenheimerFunds, Inc. (August 1997-June
                                             1998); Assistant Counsel of OppenheimerFunds, Inc. (August 1994-August
                                             1997). An officer of 85 portfolios in the OppenheimerFunds complex.

-------------------------------------------- ------------------------------------------------------------------------------

o        Remuneration of Trustees. The officers of the Trust are affiliated with the Manager and receive no salary or fee from the Trust. The Trustees of the Trust received the compensation shown below from the Trust with respect to the Trust's fiscal year ended June 30, 2002.  Mr. Swain was affiliated with the Manager until January
2, 2002.  The compensation from all of the Board II Funds (including the Trust) represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year
2001.

   ------------------------------------------ ---------------------------------------------------------------------

      Trustee  Name  and  Other  Position(s)   Aggregate Compensation     Total Compensation From All Oppenheimer
      (as applicable)                             f                              For Which Individual Serves As
                                                  From Trust as of         Funds     Trustee/Director
                                                   iscal Year Ended               As of December 31, 2001
                                                   June 30, 20021                       (41 Funds)

   ------------------------------------------ ---------------------------------------------------------------------
-------------------------------------------------- ------------------------------ -------------------------------

    James C. Swain                                      $455                                $02
      Chairman of the Board of Trustees

-------------------------------------------------- ------------------------------ -------------------------------
   ------------------------------------------ ---------------------------------------------------------------------

   William L. Armstrong                                 $403                              $78,865
      Audit Committee Member

   ------------------------------------------ ---------------------------------------------------------------------
   ------------------------------------------ ---------------------------------------------------------------------

   Robert G. Avis                                       $406                              $79,452
      Review Committee Member

   ------------------------------------------ ---------------------------------------------------------------------
-------------------------------------------------- ------------------------------ -------------------------------

   George Bowen                                         $388                              $75,936
     Audit Committee Member

-------------------------------------------------- ------------------------------ -------------------------------
   ------------------------------------------ ---------------------------------------------------------------------

   Edward L. Cameron                                    $387                              $75,794
      Audit Committee Chairman

   ------------------------------------------ ---------------------------------------------------------------------
   ------------------------------------------ ---------------------------------------------------------------------

   Jon. S. Fossel                                       $430                              $84,177
      Review Committee Chairman

                                              ---------------------------------------------------------------------
-------------------------------------------------- ------------------------------ -------------------------------

   Sam Freedman                                         $426                              $83,402
      Review Committee Member

-------------------------------------------------- ------------------------------ -------------------------------
   ------------------------------------------ ---------------------------------------------------------------------

   Richard F. Grabish                                    $36                              $7,061

                                              ---------------------------------------------------------------------
-------------------------------------------------- ------------------------------ -------------------------------

Beverly Hamilton                                                $43                            $03
  Review Committee Member

-------------------------------------------------- ------------------------------ -------------------------------
                                              ---------------------------------------------------------------------

   Robert J. Malone                                     $434                                $03
      Audit Committee Member

   ------------------------------------------ ---------------------------------------------------------------------
   ------------------------------------------ ---------------------------------------------------------------------

   F. William Marshall, Jr.                             $357                              $69,922
      Review Committee Member

   ------------------------------------------ ---------------------------------------------------------------------

     * Effective  July 1, 2000,  Ned M. Steel  resigned as a Trustee of the Trust and  subsequently  became Trustee
     Emeritus  of the  Trust.  For the  fiscal  year  ended  June  30,  2001  Mr.  Steel  received  $281  aggregate compensation  from the Trust and for the calendar  year ended  December 31, 2001,  he received  $60,000  total compensation from all the Board II Funds.  Effective April 5, 2001 Raymond  Kalinowski  resigned as Trustee of the Trust.  For the fiscal year ended June 30, 2002 Mr.  Kalinowski  received no aggregate  compensation  from the Trust and for the calendar year ended December 31, 2001, he received $16,468 total  compensation  from all
     1.  Board II funds.  Effective July 1, 2002,  Messrs.  Kast and Kirchner retired as Trustees from the Board II funds. For the fiscal year ended June 30, 2002, Messrs. Kast and Kirchner each received $447 and $406, respectively, aggregate compensation from the Trust and for the calendar year ended December 31, 2001, they each received $87,452 and $79,452, respectively, total compensation from all the Board II Funds.
1.       Aggregate compensation includes fees and deferred compensation, if any.
2.       Mr. Swain became an Independent Trustee effective 1/1/02, prior to which he did not receive compensation from any of the Board II funds.
3.       Mrs. Hamilton and Mr. Malone were elected as Trustees of the Board II Funds effective June 1, 2002 and therefore did not receive compensation from any of the Board II Funds during the calendar year ended 2001.
4.       Aggregate compensation from the Trust includes $43 deferred under Deferred Compensation Plan described below.

         o    Deferred Compensation Plan for Trustees.  The Trustees have adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.  The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

         Deferral of fees of the Trustees under this plan will not materially affect the Trust's assets, liabilities or net income per share.  This plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under this plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred fee accounts.

         |X|  Major Shareholders.  As of October 7, 2002 the only person who owned of record or was known by the
Trust to own beneficially 5% or more of the Trust's outstanding retail shares was A.G. Edwards & Sons, Inc.
("Edwards"), 1 North Jefferson Avenue, St. Louis, Missouri 63103, which owned 160,787,462.200 shares of the Trust which was 99.49% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager.  The Manager, Centennial Asset Management Corporation, is wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company.

         The portfolio manager of the Trust is principally responsible for the day-to-day management of the
Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.
They provide the Trust's portfolio manager with research and support in managing the Trust's investments.

         |X|  The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the
Manager, at its expense, to provide the Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

         Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the
Trust.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.

------------------------- --------------------------------------------------------------------------------------------
Fiscal Year ending 6/30                 Management Fee Paid to Centennial Asset Management Corporation
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2000                                                     $802,750
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2001                                                     $832,185
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------

          2002                                                     $821,435

------------------------- --------------------------------------------------------------------------------------------

         The Manager has undertaken that the total expenses of the Trust, in any fiscal year of the Trust, exclusive of taxes, interest, brokerage commissions (if any) and non-recurring expenses, including litigation, shall not exceed 0.80% of the average annual net assets of the Trust.  The payment of the management fee at the end of any month will be reduced so that there will not be any accrued but unpaid liability under those expense limitations.  Any assumption of the Trust's expenses under this arrangement lowers the Trust's overall expense ratio and increases its yield and total return during the time such expenses are assumed.  The Manager reserves the right to vary the amount of expenses assumed or eliminate the assumption of expenses altogether. For the fiscal years ended June 30 2000, 2001 and 2002, the management fees payable by the Trust would have been
$802,750, $776,093, and $814,544 with the Manager's voluntary expense assumption.  Those amounts reflect the effect of the expense assumptions of $0, $39,225 and $6,891 for the fiscal years ended June 30, 2000, 2001 and
2002, respectively.  The expense assumption of $39,225 for the fiscal year ended June 30, 2001 included $16,035 that the Manager reimbursed the Trust for the fiscal year ended June 30, 2000.

      The  investment  advisory  agreement  states that in the  absence of willful  misfeasance,  bad faith,  gross negligence  in the  performance  of its duties or  reckless  disregard  of its  obligations  and  duties  under the investment  advisory  agreement,  the  Manager  is not  liable for any loss  resulting  from a good faith  error or omission on its part with respect to any of its duties under the agreement.

              |X| Annual Approval of Investment Advisory Agreement. Each year, the Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Trust pays.  These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Trust and its shareholders;
o        The profitability of the Trust to the Manager;
o        The investment performance of the Trust in comparison to regular market indices
o        Economies of scale that may be available to the Trust from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Trust from its relationship with the Manager, and
o        The direct and indirect benefits the Manager received from its relationship with the Trust.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Trust.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Trust and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Trust who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

         |X|  The Distributor.  Under its General Distributor's agreement with the Trust, Centennial Asset
Management Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The
Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. For other distribution expenses paid by the Trust, see the section entitled "Service Plan" below. The Trust's Sub-Distributor is OppenheimerFunds
Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Trust seeks to obtain prompt  execution of orders at the most favorable net price.  If  broker/dealers are used for  portfolio  transactions,  transactions  may be directed to  broker/dealers  for their  execution  and research  services.  The research  services  provided by a  particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its  affiliates.  Investment  research  received for the  commissions  of those other accounts may be useful both to the Trust and one or more of such other  accounts.  Investment  research services  may be  supplied to the Manager by a third party at the  instance of a broker  through  which  trades are placed.  It may include  information  and analyses on  particular  companies  and  industries  as well as market or economic  trends and  portfolio  strategy,  receipt of market  quotations  for portfolio  evaluations,  information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

         Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers.  That must be done in conformity with the price, execution and other considerations and practices discussed above.  Those other investment companies may also give similar consideration relating to the sale of the Trust's shares.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

         The Trust may experience high portfolio turnover that may increase the Trust's transaction costs.
However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

         Under the plan, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Trust) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.  The
Manager may use its profits from the advisory fee it receives from the Trust.  In their sole discretion, the
Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance.  Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan.  An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders.  The approval must be by a "majority" (as defined in the Investment Company Act) of the shares.

         While the plan is in effect,  the Treasurer of the Trust shall  provide  separate  written  reports on the plan to the Board of Trustees at least quarterly for its review.  The Reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.  The Board of Trustees has set
no minimum amount of assets to qualify for payments under the plan.

         |X|  Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients")
for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients quarterly or monthly depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

         For the fiscal year ended June 30, 2002 payments under the plan totaled $324,888, all of which was paid by the Distributor to recipients.  That included $8 paid to an affiliate of the Distributor's parent company. For the fiscal year ended June 30, 2002, the Manager paid, in the aggregate, $371,035 in fees out of its own resources for distribution assistance. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield, " "tax-equivalent yield" and "average annual total return."
An explanation of how yields and total returns are calculated is set forth below.  The charts below show the
Trust's performance as of the Trust's most recent fiscal year end.  You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

         The Trust's illustrations of its performance data in advertisements must comply with rules of the
Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the Trust shows total returns in addition to its yields, the returns must be for the
1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o        Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o        An investment in the Trust is not insured by the FDIC or any other government agency.
o        The Trust's yield is not fixed or guaranteed and will fluctuate.
o        Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

           |_|  Yields.  The Trust's current yield is calculated for a seven-day period of time as follows.
First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and
         (3) subtracting 1 from the result.

         The yield as  calculated  above may vary for  accounts  less than  approximately  $100 in value due to the effect of  rounding  off each daily  dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure described above does not take into consideration any realized or unrealized gains or losses on the
Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

         The Trust's "tax equivalent yield" adjusts the Trust's current yield, as calculated above, by a stated
federal tax rate.  The tax equivalent yield is computed by dividing the tax-exempt portion of the Trust's current yield by one minus a stated income tax rate and adding the result to the portion (if any) of the Trust's current yield that is not tax-exempt.  The tax equivalent yield may be compounded as described above to provide a compounded effective tax equivalent yield.

         For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited. The
Trust's tax equivalent yield for the seven-day period ended June 30, 2001 was 3.41%.  Its tax-equivalent compounded effective yield for the same period was 3.43% for an investor in the highest federal tax bracket.

         The tax-equivalent yield may be used to compare the tax effects of income derived from the Trust with income from taxable investments at the tax rates stated. Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions).  The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.  For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited. The Trust's tax equivalent yield for the highest tax bracket for the seven-day period ended June 30, 2002 was 1.03%.  Its tax-equivalent compounded effective yield for the same period was 1.03% for an investor in the highest tax bracket.

         o    Total Return Information.  There are different types of "total returns" to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

              |_| Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

  ERV    l/n     - 1     = Average Annual Total Return
  ---
    P

         |_|  Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.
Cumulative total return is determined as follows:

    ERV - P        = Total Return

----------------

       P

------------------------- ---------------------- ---------------------------------------------------------------------

         Yield            Compounded Effective                Average Annual Total Returns (at 6/30/02)
 (7 days ended 6/30/02)           Yield
                              (7 days ended
                                6/30/02)

------------------------- ---------------------- ---------------------------------------------------------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

                                                         1-Year                 5 Years             Life of Trust
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

         0.57%                    0.57%                  0.89%                   2.30%                  2.40%

------------------------- ---------------------- ----------------------- ---------------------- ----------------------

         |X|  Other Performance Comparisons.  Yield information may be useful to investors in reviewing the
Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S.
government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

         From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("Exchange") is open, at 12:00 Noon and at 4:00 P.M, on each day that the
Exchange is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean "Eastern time."  The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King
Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.  It may also close on other days.

         The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.  This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the
Trust would receive if it sold the security.

         The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

         The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower
(and net investment income and dividends higher) than those of a fund holding the identical investments as the
Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.
This enables the shareholder to continue receiving dividends on those shares until the check is presented to the
Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's Custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The
Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Trust will provide you notice whenever it is required to do so by applicable law.

         In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)      for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)      authorizes the Trust, its Transfer Agent and any bank through which the Trust's drafts (checks) are payable to pay all checks drawn on the Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
         (4)  specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the
              Checkwriting card or the Application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)      acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

How to Exchange Shares
As stated in the Prospectus, direct shareholders can exchange shares of the Trust for Class A shares of any of the following eligible funds:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund

Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund

Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund

Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund

Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Global Value Fund, Inc.

Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund

Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Value Fund, Inc.

Oppenheimer Discovery Fund                                    Oppenheimer Real Asset Fund(R)

Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals Fund

Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund

Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund

Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund

Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.

Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund

Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Municipal Fund                       OSM1 - Jennison Growth Fund
Oppenheimer Main Street(R)Growth & Income Fund                 OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street(R)Opportunity Fund                     OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street(R)Small Cap Fund                       OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund

and the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

         Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash
Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the
Distributor may be exchanged at net asset value for shares of any of the eligible funds.

         |_|  Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Trust may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |_|  Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |_|  Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the
Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Trust).

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

         The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor, the Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

         The Trust may amend, suspend or terminate the exchange privilege at any time.  Although, the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends, Distributions and Redemptions of Shares. The federal tax treatment of the
Trust's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Trust and its shareholders.

The tax discussion in the  Prospectus  and this  Statement of Additional  Information is based on tax law in effect on the date of the Prospectus  and this  Statement of Additional  Information.  Those laws and  regulations  may be changed by legislative,  judicial, or administrative action,  possible with retroactive effect. State and local tax treatment  of  exempt-interest  dividends  and  potential  capital gain  distributions  from  regulated  investment companies may differ from the treatment under the Internal  Revenue Code described below.  Potential  purchasers of shares of the Trust are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the
Trust.

              Qualification  as a Regulated  Investment  Company.  The Trust has elected to be taxed as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code  of  1986,  as  amended.  As a  regulated investment  company,  the Trust is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable  interest,  dividends,  and other taxable ordinary income,  net of expenses) and capital gain net income  (that  is,  the  excess  of net  long-term  capital  gains  over net  short-term  capital  losses)  that it distributes to shareholders.

         If the Trust qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Trust's dividends would be taxable to shareholders.

         To qualify as a regulated investment company, the Trust must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Trust must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Trust made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Trust must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Trust must not have invested more than 5% of the value of the Trust's total assets in securities of each such issuer and the Trust must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31 each year, the
Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. To meet this requirement, in certain circumstances the
Trust might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Trust not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|      Taxation of Fund Distributions. The Trust intends to qualify under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Trust's total assets consists of obligations as defined in Section 103(a) of the Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Trust fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

         Net investment income includes the allocation of amounts of income from the municipal securities in the
Trust's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Trust's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the
Trust's income that was tax-exempt for a given period.

         A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Trust.

         A shareholder receiving a dividend from income earned by the Trust from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)      certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2)      income from securities loans;
(3)      income or gains from options or futures,
(4)      any net short-term capital gain; and
(5)      any market discount amortization on tax-exempt bonds.

         The Trust's dividends will not be eligible for the dividends-received deduction for corporations.
Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

         In any year in which the Trust  qualifies as a regulated  investment  company  under the Internal  Revenue
Code,  the Trust  will also be exempt  from  California  corporate  income  and  franchise  taxes.  It will also be qualified  under  California  law to pay exempt  interest  dividends that will be exempt from  California  personal income tax. That exemption  applies to the extent that the Trust's  distributions  are  attributable to interest on
California  municipal  securities and qualifying  obligations of the United States  government,  if at least 50% of the Trust's  assets are invested in such  obligations  at the close of each quarter in its tax year.  Distributions from the Trust attributable to income from sources other than California  municipal  securities and U.S. government obligations will generally be subject to California income tax as ordinary income.

         Distributions by the Trust from investment income and long- and short-term capital gains will generally not be excludable from taxable income in determining California corporate franchise tax or income tax for corporate shareholders of the Trust.  Additionally, certain distributions paid to corporate shareholders of the
Trust may be includable in income subject to the California alternative minimum tax.

         The Trust may either retain or distribute to shareholders its net capital gain for each taxable year.
The Trust currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Trust before the shareholder acquired his or her shares.

         If the Trust elects to retain its net capital gain, the Trust will be subject to tax on it at the 35%
corporate tax rate.  If the Trust elects to retain its net capital gain, it is expected that the Trust also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Trust on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by the Trust will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Trust (or of another fund).
Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Trust will be required in certain cases to withhold 30% (29% for payments after December 31, 2003)
of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any shareholder (1) who has
                        -
failed to provide a correct taxpayer identification number or to properly certify that number when required, (2)
                    -------
who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that the shareholder is not subject to backup withholding or is an
"exempt recipient" (such as a corporation). All income and any tax withheld by the Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the
                                                                               -
shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Trust within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Trust will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign  Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person  (including,  but not limited to, a nonresident  alien  individual,  a foreign  trust,  a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the  foreign  person's  income  from the Trust is  effectively connected with the conduct of a U.S. trade or business.  Typically,  ordinary income  dividends paid (not including exempt-interest dividends paid by the Trust) from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Trust (and are deemed not "effectively connected income")
to foreign persons will be subject to a U.S. tax withheld by the Trust at a rate of 30%, provided the Trust obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Trust. All income and any tax withheld by the Trust is remitted by the Trust to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year.

         If the ordinary income dividends from the Trust are effectively connected with the conduct of a U.S.
                                                         ---
trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Trust obtains a properly completed and signed Certificate of Foreign Status.

         If the foreign person fails to provide a certification of his/her foreign status, the Trust will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the
Trust, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc. the Trust's Transfer Agent, is responsible for maintaining the
Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.

The Custodian.  Citibank, N.A. is the custodian of the Trust's assets.  The custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It will be the practice of the Trust to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Trust's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche LLP are the independent auditors of the Trust.  They audit the Trust's financial statements and perform other related audit services.  They also act as auditors for the Manager and OFI and for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
Centennial California Tax Exempt Trust

================================================================================
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF CENTENNIAL CALIFORNIA TAX EXEMPT
TRUST:

We have audited the accompanying statement of assets and liabilities of
Centennial California Tax Exempt Trust, including the statement of investments, as of June 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Centennial California Tax Exempt Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
July 22, 2002
STATEMENTS OF INVESTMENTS June 30, 2002 Centennial California Tax Exempt Trust

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------

SHORT-TERM TAX-EXEMPT OBLIGATIONS--109.1%

CALIFORNIA--109.1%
CA Department of Residential Water RB, Series K1, 1.30%(1) ....................      $  6,800,000     $     6,800,000
CA GOUN, Municipal Securities Trust Receipts, Series JPMC3,
   MBIA Insured, 2%(1) ........................................................         6,200,000           6,200,000
CA HFFAU RB, Series 23, FSA Insured, 1.15%(1) .................................         6,000,000           6,000,000
CA Infrastructure ED RB, Salvation Army West Territory, 1.75%, 8/9/02 .........         1,800,000           1,800,000
CA M-S-R PPA RRB, San Juan Project, Sub. Lien, Series E,
   MBIA Insured, 1.125%(1) ....................................................         6,500,000           6,500,000
CA PCFAU SWD RB, Burrtec Waste Industries, Series A, 1.30%(1) .................         2,500,000           2,500,000
CA PCFAU SWD RR RB, Greenteam of San Jose Project-A, 1.25%(1) .................         4,235,000           4,235,000
CA PCFAU SWD RR RB, Shell Martinez Refining-A, 1.85%(1) .......................         1,400,000           1,400,000
CA SCDAU MH RB, Greentree Sr. Apts. Project-P, 1.20%(1) .......................         7,350,000           7,350,000
CA SCDAU RB, IDV--Fibrebond, Inc., 1.25%(1) ...................................           790,000             790,000
CA SCDAU RB, IDV--Propak California Corp.-B, 1.25%(1) .........................           385,000             385,000
CA University Board of Regents RB, 1.35%, 8/5/02 ..............................         7,500,000           7,500,000
Fremont, CA MH RB,Treetops Apts., Series A, 1.20%(1) ..........................         1,000,000           1,000,000
Lodi, CA EU REF COP, Series A, MBIA Insured, 1.10%(1) .........................         5,000,000           5,000,000
Los Angeles Cnty., CA MTAU Sales Tax RB, AMBAC Insured,
   Series SG54, 1.20%(1) ......................................................         1,000,000           1,000,000
Los Angeles Cnty., CA MTAU Sales Tax RRB, Second Sr. Series A,
   MBIA Insured, 1.10%(1) .....................................................         3,500,000           3,500,000
Los Angeles Cnty., CA Pension Obligation RRB, Series B,
   AMBAC Insured, 1.10%(1) ....................................................         3,550,000           3,550,000
Los Angeles, CA Airport RB, Series SG61, 1.22%(1) .............................         3,000,000           3,000,000
Los Angeles, CA TAN & RAN, 3%, 6/30/03(4) .....................................        15,000,000          15,211,000
Los Angeles, CA USD GOB, ABN AMRO Munitops Certificates,
   Trust 1999-7, MBIA Insured, 1.18%(1,2) .....................................         6,000,000           6,000,000
Los Angeles, CA Wastewater System GOB, ABN AMRO Munitops
   Certificates, Trust 1998-25, FGIC Insured, 1.17%(1) ........................         2,000,000           2,000,000
Oceanside, CA MH RRB, Lakeridge Apts. Project, 1.15%(1) .......................         3,300,000           3,300,000
Orange Cnty., CA Apt. Development RRB, Villas Aliento-E, 1.10%(1) .............         3,000,000           3,000,000
Orange Cnty., CA LTA Sales Tax RB, 1.35%, 10/1/02 .............................        11,200,000          11,200,000
Orange Cnty., CA Special FAU Teeter Plan RB, Series D,
   AMBAC Insured, 1.15%(1) ....................................................         1,400,000           1,400,000
Rancho Mirage, CA Joint Powers FA REF COP, Eisenhower Medical
   Center, Series B, MBIA Insured, 1.18%(1) ...................................         6,900,000           6,900,000
Sacramento Cnty., CA HAU MH RB, Shadowood Apts. Project-Issue A, 1.30%(1) .....         6,000,000           6,000,000
San Bernardino Cnty., CA MH RRB, Somerset Apts.-A, 1.15%(1) ...................         2,495,000           2,495,000
San Diego Cnty., CA Unified Port District RB, Lindberg Field, 1.50%, 8/6/02 ...        12,309,000          12,309,000
San Diego, CA Water Utility Fund Net System GOB, ABN AMRO
   Munitops Certificates, Trust 1998-10, FGIC Insured, 1.18%(1,2) .............         7,000,000           7,000,000
3 STATEMENTS OF INVESTMENTS June 30, 2002 / Continued Centennial California Tax Exempt Trust

                                                                                        PRINCIPAL               VALUE
                                                                                           AMOUNT          SEE NOTE 1
=====================================================================================================================

CALIFORNIA Continued
Southeast, CA  RR FA Lease RRB, Series A, 1.15%(1) ............................      $  6,200,000        $  6,200,000
Southern CA PPAU RRB, Palo Verde Project, Series B, AMBAC Insured, 1.10%(1) ...         3,000,000           3,000,000
Stockton, CA CFD No. 99-02 SPTX Bonds, Arch Road East, 1.20%(1) ...............         3,100,000           3,100,000
University of CA, Multi-purpose RRB, MBIA-IBC Insured, 6.875%, 9/1/02(3) ......        10,860,000          11,174,674
                                                                                                         ------------
TOTAL INVESTMENTS, AT VALUE (COST $168,799,674) ...............................             109.1%        168,799,674
                                                                                                         ------------
LIABILITIES IN EXCESS OF OTHER ASSETS .........................................              (9.1)        (14,146,609)
                                                                                     --------------------------------
NET ASSETS ....................................................................             100.0%       $154,653,065
                                                                                     ================================
To simplify the listings of securities, abbreviations are used per the table below:

CFD--Community Development District            PCFAU--Pollution Control Finance Authority
COP--Certificates of Participation             PPA--Public Power Agency
ED--Economic Development                       PPAU--Public Power Authority
EU--Electric Utilities                         RAN--Revenue Anticipation Nts.
FA--Facilities Authority                       RB--Revenue Bonds
FAU--Finance Authority                         REF--Refunding
GOB--General Obligation Bonds                  RR--Resource Recovery
GOUN--General Obligation Unlimited Nts.        RRB--Revenue Refunding Bonds
HAU--Housing Authority                         SCDAU--Statewide Communities Development Authority
HFFAU--Health Facilities Finance Authority     SPTX--Special Tax
IDV--Industrial Development                    SWD--Solid Waste Disposal
LTA-- Local Transportation Authority/Agency    TAN--Tax Anticipation Nts.
MH--Multifamily Housing                        USD--Unified School District
MTAU--Metropolitan Transportation Authority
FOOTNOTES TO STATEMENTS OF INVESTMENTS

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2002. This instrument has a demand feature which allows, on up to 30 days’ notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,000,000 or 8.41% of the Trust’s net assets as of June 30, 2002.

3. Put obligation redeemable at full principal value on the date reported. 4. When-issued security to be delivered and settled after June 30, 2002. See accompanying Notes to Financial Statements. 4 STATEMENT OF ASSETS AND LIABILITIES June 30, 2002 Centennial California Tax Exempt Trust
=====================================================================================================================

ASSETS
Investments, at value (cost $168,799,674)--see accompanying statement ........................           $168,799,674
Cash .........................................................................................                401,267
Receivables and other assets:
Shares of beneficial interest sold ...........................................................                901,111
Interest .....................................................................................                579,114
Investments sold .............................................................................                405,000
Other ........................................................................................                  4,833
                                                                                                         ------------
Total assets .................................................................................            171,090,999
                                                                                                         ------------
LIABILITIES
Payables and other liabilities:
Investments purchased on a when-issued basis .................................................             15,211,000
Shares of beneficial interest redeemed .......................................................              1,075,784
Service plan fees ............................................................................                 77,854
Dividends ....................................................................................                 24,552
Shareholder reports ..........................................................................                 17,295
Transfer and shareholder servicing agent fees ................................................                  5,593
Trustees' compensation .......................................................................                    150
Other ........................................................................................                 25,706
                                                                                                         ------------
Total liabilities ............................................................................             16,437,934
                                                                                                         ------------
NET ASSETS ...................................................................................           $154,653,065
                                                                                                         ============
COMPOSITION OF NET ASSETS
Paid-in capital ..............................................................................           $154,653,065
                                                                                                         ------------
NET ASSETS--applicable to 154,636,669 shares of beneficial interest outstanding ..............           $154,653,065
                                                                                                         ============
NET ASSET VALUE, REDEMPTION PRICE PER SHARE
AND OFFERING PRICE PER SHARE .................................................................                  $1.00
                                                                                                                =====
See accompanying Notes to Financial Statements. 5 STATEMENT OF OPERATIONS For the Year Ended June 30, 2002 Centennial California Tax Exempt Trust
=====================================================================================================================

INVESTMENT INCOME
Interest .....................................................................................             $2,714,192

EXPENSES
Management fees ..............................................................................                821,435
Service plan fees ............................................................................                324,888
Transfer and shareholder servicing agent fees ................................................                 57,738
Shareholder reports ..........................................................................                 14,758
Custodian fees and expenses ..................................................................                 12,881
Trustees' compensation .......................................................................                  4,665
Other ........................................................................................                 27,880
                                                                                                           ----------
    Total expenses ...........................................................................              1,264,245
Less reduction to custodian expenses .........................................................                 (7,488)
Less voluntary reimbursement of expenses .....................................................                 (6,891)
                                                                                                           ----------
Net expenses .................................................................................              1,249,866
                                                                                                           ----------
NET INVESTMENT INCOME ........................................................................              1,464,326
                                                                                                           ----------
NET REALIZED GAIN ON INVESTMENTS .............................................................                 20,304
                                                                                                           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................................             $1,484,630
                                                                                                           ==========

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                  YEAR ENDED JUNE 30,
                                                                                         2002                    2001
=====================================================================================================================

OPERATIONS
Net investment income .......................................................    $  1,464,326           $  4,531,257
Net realized gain ...........................................................          20,304                 38,725
                                                                                 ------------------------------------
Net increase in net assets resulting from operations ........................       1,484,630              4,569,982
                                                                                 ------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income ........................................      (1,447,930)            (4,531,257)
Distributions from net realized gain ........................................         (16,396)                    --
                                                                                 ------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net decrease in net assets resulting from beneficial
  interest transactions .....................................................      (2,683,600)            (4,982,869)
                                                                                 ------------------------------------
NET ASSETS
Total decrease ..............................................................      (2,663,296)            (4,944,144)
Beginning of period .........................................................     157,316,361            162,260,505
                                                                                 ------------------------------------
End of period ...............................................................    $154,653,065           $157,316,361
                                                                                 ====================================
See accompanying Notes to Financial Statements. 6 FINANCIAL HIGHLIGHTS Centennial California Tax Exempt Trust

                                                                                                    YEAR ENDED JUNE 30,
                                                                     2002       2001        2000       1999        1998
-----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period ......................        $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00
Income from investment operations--net
  investment income and net realized gain .................           .01        .03         .03        .02         .03
Dividends and/or distributions to shareholders:
  Dividends from net investment income ....................          (.01)      (.03)       (.03)      (.02)       (.03)
  Distributions from net realized gain ....................            --(1)     N/A         N/A        N/A         N/A
                                                                 ------------------------------------------------------
Total dividends and/or distributions
  to shareholders .........................................          (.01)      (.03)       (.03)      (.02)       (.01)
                                                                 ------------------------------------------------------
Net asset value, end of period ............................         $1.00      $1.00       $1.00      $1.00       $1.00
                                                                 ======================================================
TOTAL RETURN(2) ...........................................          0.89%      2.74%       2.63%      2.41%       2.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ..................      $154,653   $157,316    $162,261   $155,839    $155,832
Average net assets (in thousands) .........................      $164,278   $166,654    $160,351   $168,272    $160,317
Ratios to average net assets:(3)
Net investment income .....................................          0.89%      2.72%       2.57%      2.38%       2.81%
Expenses ..................................................          0.77%      0.84%       0.83%      0.80%       0.80%(4)
Expenses, net of reduction to custodian expenses
  and/or voluntary reimbursement of expenses ..............          0.77%      0.81%       0.81%      0.78%       0.79%
1. Less than $0.005 per year.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year.

3. Annualized for periods of less than one full year. 4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses. See accompanying Notes to Financial Statements. 7 NOTES TO FINANCIAL STATEMENTS Centennial California Tax Exempt Trust ================================================================================ 1. SIGNIFICANT ACCOUNTING POLICIES

Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust’s investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

The following is a summary of significant accounting policies consistently followed by the Trust. -------------------------------------------------------------------------------- SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value. --------------------------------------------------------------------------------

SECURITIES PURCHASED ON A WHEN-ISSUED. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Trust’s net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. As of June 30, 2002, the Trust had entered into outstanding net when-issued transactions of $15,211,000.

--------------------------------------------------------------------------------

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------

FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

-------------------------------------------------------------------------------- DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. --------------------------------------------------------------------------------

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

        The Trust adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended June 30, 2002, amounts have been reclassified to reflect an increase in paid-in capital of

8 NOTES TO FINANCIAL STATEMENTS Continued Centennial California Tax Exempt Trust $16,396. Undistributed net investment income was decreased by the same amount. Net assets of the Trust were unaffected by the reclassifications. -------------------------------------------------------------------------------- SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. --------------------------------------------------------------------------------

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================ 2. SHARES OF BENEFICIAL INTEREST The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED JUNE 30, 2002                  YEAR ENDED JUNE 30, 2001
                                           SHARES               AMOUNT                SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------

Sold .............................    444,501,691        $ 444,501,691            587,490,874        $587,490,874
Dividends and/or
  distributions reinvested .......      1,492,748            1,492,748              4,550,870           4,550,870
Redeemed .........................   (448,678,039)        (448,678,039)          (597,024,613)       (597,024,613)
                                     ----------------------------------------------------------------------------
Net decrease .....................     (2,683,600)       $  (2,683,600)            (4,982,869)       $ (4,982,869)
                                     ============================================================================
================================================================================ 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year they exceed 0.80% of the Trust’s average annual net assets. The Manager reserves the right to amend or terminate that expense assumption at any time. The Trust’s management fee for the year ended June 30, 2002 was an annualized rate of 0.50%.

-------------------------------------------------------------------------------- TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee. --------------------------------------------------------------------------------

SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 20% of the average annual net assets of the Trust. During the year ended June 30, 2002, the Trust paid $8 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

9

                                                     A-3
                                                    Appendix A

                                         Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the
"Nationally-Recognized Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics:
(a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e)
well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

         Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade"
("MIG"). Short-term notes which have demand features may also be designated as "VMIG."  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard and Poor's")
---------------------------------------------------------------------------------------------------------

The following ratings by Standard and Poor's for commercial paper (defined by Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:
A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:
------------------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")
---------------------

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+"
to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's
-------

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa"
securities.

         Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1"
indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's
-------------------

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch
-----

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                                                     B-1

                                                    Appendix B

                                      Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Bond Anticipation Notes
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Revenue Anticipation Notes
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Tax Anticipation Notes
Tax & Revenue Anticipation Notes
Telephone Utilities
Tobacco
Water Utilities

                                                      3

-------------------------------------------------------------------------------------------------------------------
Centennial California Tax Exempt Trust
-------------------------------------------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Funds
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway

Denver, Colorado 80202

Counsel to the Independent Trustees
Mayer, Brown, Rowe & Maw
1675 Broadway
New York, New York 10019

PX0180.001.1102

--------

1 Mr. Grabish is only a Trustee of Centennial Government Trust, Centennial California Tax Exempt Trust,
Centennial Money Market Trust, Centennial New York Tax Exempt Trust and Centennial Tax Exempt Trust and is a
Managing General Partner of Centennial America Fund, L.P. Mrs. Hamilton and Mr. Malone are not Trustees of
Oppenheimer Senior Floating Rate Fund.
                                                                                          1 Mrs. Hamilton and Mr. Malone were elected as Trustees to the Board II Funds effective June 1, 2002 except for
                                                                                          Panorama Series Fund, Inc. and Oppenheimer Senior Floating Rate Fund. They were elected to the Board of Panorama
                                                                                                                              Series Fund, Inc. effective June 10, 2002.
  2.  In  accordance  with Rule 12b-1 of the  Investment  Company  Act,  the term  "Independent  Trustees"  in this
Statement of Additional  Information  refers to those  Trustees who are not  "interested  persons" of the Trust and who do not have any direct or indirect financial interest in the operation of any agreement under the plan.

                                          CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                                         FORM N-1A

                                                          PART C

                                                     OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)      (i) Declaration of Trust dated August 7, 1989:  Previously filed with Registrant's Initial Registration  Statement
(8/11/89),  and refiled with  Registrant's  Post-Effective  Amendment No. 6 (10/27/94),  pursuant to Item 102 of Regulation
S-T, and incorporated herein by reference.

         (ii) Amendment to the  Declaration  of Trust dated  February 23, 2001:  Previously  filed with  Registrant's  Post
Effective Amendment No. 16 (10/25/01), and incorporated herein by reference.

         (iii) Amendment to the Declaration of Trust dated August 27, 2002: Filed herewith.

(b)      By-Laws,  as amended and restated  through October 24, 2000:  Previously  filed with  Registrant's  Post Effective
Amendment No. 16 (10/25/01), and incorporated herein by reference.

(c)      Specimen Share  Certificate:  Previously filed with Registrant's Post Effective  Amendment No. 16 (10/25/01),  and
incorporated herein by reference.

(d)      Investment  Advisory  Agreement  dated  October  22,  1990:  Previously  filed  with  Registrant's  Post-Effective
Amendment No. 2 (10/29/90),  refiled with Registrant's  Post-Effective Amendment No. 6 (10/27/94),  pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

(e)      (i)  General  Distributor's  Agreement Centennial Asset Management  Corporation dated October 13, 1992: Previously filed with Registrant's Post Effective Amendment No. 5 (10/28/93), and incorporated herein by reference.

         (ii) Sub-Distributor's   Agreement   between   Centennial  Asset  Management   Corporation  and   OppenheimerFunds
         Distributor,  Inc.  dated  May 28,  1993:  Previously  filed  with  Registrant's  Post-Effective  Amendment  No. 5
         (10/28/93), and incorporated herein by reference.

         (iii) Form  of  Dealer  Agreement  of  Centennial  Asset  Management   Corporation  (formerly  Centennial  Capital
         Corporation):  Previously  filed with  Post-Effective  Amendment No. 6 of Centennial  Government  Trust (Reg.  No.
         2-75912),  (10/26/84),  refiled with Registrant's Post-Effective Amendment No. 6 (10/27/94),  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(f)      Form of Deferred Compensation Agreement for Disinterested Trustees/Directors:  Filed with Post-Effective
Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and
incorporated herein by reference.

(g)      Global Custodial  Services  Agreement dated May 3, 2001 between  Registrant and Citibank,  N.A.:  Previously filed with  Post-Effective  Amendment No. 33 to the  Registration  Statement of Centennial Money Market Trust (Reg. No. 2-65245),
October 25, 2001, and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion  and  Consent of Counsel  dated  February  20,  1990:  Previously  filed with  Registrant's  Pre-Effective
Amendment No. 2 (2/22/90),  refiled with Registrant's  Post-Effective  Amendment No. 6 (10/27/94),  pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

(j)      Independent Auditors' Consent:  Filed herewith.

(k)      Not applicable.

(l)      Investment letter from Centennial Asset Management  Corporation to Registrant dated May 8, 1990:  Previously filed with Registrant's  Pre-Effective Amendment No. 3 (5/17/90),  and refiled with Registrant's  Post-Effective Amendment No. 6,
(10/27/94) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(m)      Service Plan and Agreement between  Registrant and Centennial Asset Management  Corporation under Rule 12b-1 dated
August 24, 1993:  Previously filed with Registrant's  Post-Effective  Amendment No. 5, (10/28/93),  and incorporated herein by reference.

(n)      Oppenheimer  Funds Multiple  Class Plan under Rule 18f-3 March 18, 1996 and updated  through  8/21/01:  Previously filed with  Post-Effective  Amendment  No.20,  to the  registration  statement of Oppenheimer  Cash Reserves Fund (Reg. No.
33-23223), (09/27/01), and incorporated herein by reference.

(o)            Powers of Attorney for all Trustees and Officers except for Mr. Armstrong, Mr. Cameron, Mr. Marshall, Mr.
Murphy, Mr. Malone, Mr. Grabish and Mrs. Hamilton: Previously filed with Pre-Effective Amendment No. 2 to the
Registration Statement of Oppenheimer Select Managers (Reg. No. 333-49774), (2/8/01), and incorporated herein by reference.

Powers of Attorney for Mr. Armstrong, Mr. Bowen, Mr. Cameron, Mr. Marshall and Mr. Grabish: Previously filed with
Registrant's Post-Effective Amendment No. 15 (08/24/01), and incorporated herein by reference.

Power of Attorney for Mr. Murphy: Previously filed with Registrant's Post Effective Amendment No. 16 (10/25/01), and
incorporated herein by reference.

Powers of Attorney for Beverly L. Hamilton and Robert J. Malone:  Previously filed with Post-Effective  Amendment No. 46 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), and incorporated herein by reference.

(p)      Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated  March 1, 2000  under  Rule  17j-1 of the
Investment Company Act of 1940:  Previously filed with the initial  Registration  Statement of Oppenheimer  Emerging Growth
Fund (Reg. No. 333-44176), (8/21/00), and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

         Reference is made to the  provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

         Insofar as indemnification  for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and  controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the  Securities and Exchange  Commission  such  indemnification  is against public policy as expressed in the Securities Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for  indemnification against  such  liabilities  (other than the payment by  Registrant  of expenses  incurred or paid by a trustee,  officer or controlling  person of  Registrant  in the  successful  defense of any  action,  suit or  proceeding)  is  asserted by such trustee,  officer or controlling person,  Registrant will, unless in the opinion of its counsel the matter has been settled by controlling  precedent,  submit to a court of appropriate  jurisdiction the question whether such  indemnification by it is against  public  policy as expressed in the  Securities  Act of 1933 and will be governed by the final  adjudication  of such issue.

Item 26.  Business and Other Connections of Investment Adviser
--------  ----------------------------------------------------

(a)      Centennial Asset Management  Corporation is the investment adviser of the Registrant;  it and certain subsidiaries and affiliates act in the same capacity to other registered  investment  companies as described in Parts A and B hereof and listed in Item 26(b) below.

(b)      There  is set  forth  below  information  as to any  other  business,  profession,  vocation  or  employment  of a substantial  nature in which each  officer and  director of  Centennial  Asset  Management  Corporation  is, or at any time during the past two fiscal  years has been,  engaged  for his/her own  account or in the  capacity  of  director,  officer, employee, partner or trustee.

------------------------------------------ ---------------------------------------------------------------------------

Name and Current Position
with Centennial Asset
Management Corporation                     Other Business and Connections During the Past Two Years

------------------------------------------ ---------------------------------------------------------------------------

------------------------------------------ ---------------------------------------------------------------------------

Robert Agan,                               Vice President of OppenheimerFunds Distributor, Inc. and Shareholder
Vice President                             Services, Inc.

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

Janette Aprilante,                         As of January 2002: Vice President and Secretary of OppenheimerFunds,
Secretary                                  Inc.; Secretary of OppenheimerFunds, Distributor, Inc., Oppenheimer
                                           Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc.,
                                           Shareholder Financial Services, Inc., Shareholder Services, Inc.;
                                           Assistant Secretary of HarbourView Asset Management Corporation, OFI
                                           Private Investments, Inc., Oppenheimer Trust Company and OAM
                                           Institutional, Inc.

------------------------------------------ ---------------------------------------------------------------------------

------------------------------------------ ---------------------------------------------------------------------------

Katherine P. Feld,                         Vice President of OppenheimerFunds, Inc., OppenheimerFunds, Distributor,
Director, Vice President &                 Inc. and Oppenheimer Real Asset Management, Inc.
Assistant Secretary

------------------------------------------ ---------------------------------------------------------------------------

Holdings,

------------------------------------------ ---------------------------------------------------------------------------

John Murphy,                               Chairman, President, Chief Executive Officer and Director of
Director                                   OppenheimerFunds, Inc.; Director of OppenheimerFunds Distributor, Inc.,
                                           President of HarbourView Asset Management Corporation, Trinity
                                           Investments Management Corporation, OFI Private Investments, Inc., OAM
                                           Institutional, Inc. and Tremont Advisers, Inc.; President and Director of
                                           Oppenheimer Acquisition Corp., Oppenheimer Partnership Holdings, Inc.,
                                           Oppenheimer Real Asset Management, Inc.; Chairman and Director of
                                           Shareholder Financial Services, Inc. and Shareholder Services, Inc.;
                                           Executive Vice President of MassMutual Life Insurance Company; director of DLB Acquisition Corp.

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

Raymond C. Olson,                          Assistant Vice President of OppenheimerFunds, Inc.; Assistant Vice
Treasurer                                  President and Treasurer of OppenheimerFunds Distributor, Inc.

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

James H. Ruff,                             Executive Vice President of OppenheimerFunds, Inc. and OFI Private
President & Director                       Investments, Inc.; President and director of OppenheimerFunds
                                           Distributor, Inc.

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

Mark S. Vandehey,                          Vice President of OppenheimerFunds, Inc., OppenheimerFunds Distributor,
Vice President                             Inc. and Shareholder Services, Inc.

------------------------------------------ ---------------------------------------------------------------------------

of Oppenheimer Real Asset Management, Inc.; Secretary of HarbourView Asset Management Corporation, Oppenheimer
Partnership Holdings, Inc.,

ices, Inc.

and

------------------------------------------ ---------------------------------------------------------------------------

Robert G. Zack                             General Counsel and Director of OppenheimerFunds Distributor, Inc.;
General Counsel,                           Senior Vice President and General Counsel of HarbourView Asset Management
                                           Corporation and OAM Institutional, Inc.; Senior Vice President, General
                                           Counsel and Director of Shareholder Financial Services, Inc., Shareholder
                                           Services, Inc., OFI Private Investments, Inc. and Oppenheimer Trust
                                           Company; Vice President and Director of Oppenheimer Partnership Holdings,
                                           Inc.; Secretary of OAC Acquisition Corp.; Director and Assistant
                                           Secretary of OppenheimerFunds International Ltd.; Director of Oppenheimer
                                           Real Asset Management, Inc.; Senior Vice President and General Counsel of
                                           OppenheimerFunds, Inc.; Vice President of OppenheimerFunds Legacy Program.

------------------------------------------ ---------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
                       Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.

                  Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
                  Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers All Cap Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
                  Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
                  Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

Investments,Inc.The  address of the Oppenheimer  funds listed above,  Shareholder  Financial  Services,  Inc.,  Shareholder
Services, Inc., OppenheimerFunds Services,  Centennial Asset Management Corporation,  Centennial Capital Corp., Oppenheimer
Real  Asset  Management,  Inc.  and  OppenheimerFunds  Legacy  Program  is 6803  South  Tucson is 6803  South  Tucson  Way,
Englewood,New  York-based  Oppenheimer  Funds, the Quest Funds,  the  Rochester-based  funds, the Denver-based  Oppenheimer
Funds, and Way, Englewood, Colorado 80112.
Way, Centennial, Colorado 80112.

The  address  of  OppenheimerFunds,   Inc.,  OppenheimerFunds  Distributor,   Inc.,  HarbourView  Asset  Management  Corp.,
Oppenheimer Partnership Holdings,  Inc., Oppenheimer  Acquisition Corp., OFI Private Investments,  Inc., OAM Institutional,
Inc. and Oppenheimer Trust Company is 498 Seventh Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania 16823.

Item 27.  Principal Underwriter
-------   ---------------------

(a)      Centennial Asset Management  Corporation is the Distributor of Registrant's  shares. It is also the Distributor of each of the other  registered  open-end  investment  companies for which  Centennial  Asset  Management  Corporation is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above.

(b)      The directors and officers of the Registrant's principal underwriter are:

------------------------------ ----------------------------------------------------- ---------------------------------

Name & Principal                                                                     Position(s) and Office(s)
Business Address               Position(s) & Office(s) with Underwriter              with Registrant

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Robert Agan(1)                 Vice President                                        None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Janette Aprilante(1)           Secretary                                             None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Katherine P. Feld(1)           Director, Vice President & Assistant Secretary        Assistant Secretary

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

John V. Murphy(1)              Director                                              President

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Raymond C. Olson(2)            Treasurer                                             None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

James H. Ruff(1)               President & Director                                  None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Mark Vandehey(2)               Vice President                                        None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Robert G. Zack(1)              General Counsel                                       Vice President & Secretary

------------------------------ ----------------------------------------------------- ---------------------------------

(1)498 Seventh Avenue, New York, NY 10018
(2)6803 South Tucson Way, Centennial, CO 80112

Not applicable.

Item 28.  Location of Accounts and Records
------------------------------------------

The  accounts,  books and other  documents  required  to be  maintained  by  Registrant  pursuant  to Section  31(a) of the
Investment  Company Act of 1940 and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112.

Item 29.  Management Services
-----------------------------

Not applicable

Item 30.  Undertakings
----------------------

Not applicable.

                                                        SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933 and/or the  Investment  Company Act of 1940,  the Registrant
certifies that it meets all the  requirements  for  effectiveness of this  Registration  Statement  pursuant to Rule 485(b)
under the  Securities  Act of 1933 and has duly  caused  this  Registration  Statement  to be  signed on its  behalf by the undersigned,  thereunto duly  authorized,  in the City of New York and State of New York on the on the 18th day of October,
2002.

                                                                                     CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                                                                                   By:  /s/ John V. Murphy*
                                                                              ---------------------------------------------
                                                                                               John V. Murphy, President, &
                                                                                                Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date
----------                                  -----                                       ----

/s/ James C. Swain*                         Chairman,

----------------------------------          & Trustee                                   October 18, 2002
James C. Swain

/s/ John V. Murphy*                         President & Principal
----------------------------------          Executive Officer                           October 18, 2002
John V. Murphy

/s/ Brian W. Wixted*                        Treasurer & Principal                       October 18, 2002
----------------------------------          Financial and
Brian W. Wixted                             Accounting Officer

/s/ William L. Armstrong *                  Trustee                                     October 18, 2002

----------------------------------
William L. Armstrong

/s/ Robert G. Avis*                         Trustee                                     October 18, 2002

----------------------------------
Robert G. Avis

/s/ George Bowen*                           Trustee                                     October 18, 2002

----------------------------------
George Bowen

s/ Edward L. Cameron *                      Trustee                                     October 18, 2002

----------------------------------
Edward L. Cameron

/s/ Jon S. Fossel*                          Trustee                                     October 18, 2002

----------------------------------
Jon S. Fossel

/s/ Sam Freedman*                           Trustee                                     October 18, 2002
----------------------------------
Sam Freedman

/s/Richard F. Grabish*                      Trustee                                     October 18, 2002

----------------------------------
Richard F. Grabish

/s/ Beverly L. Hamilton*                    Trustee                                     October 18, 2002

----------------------------------

Beverly L. Hamilton

/s/ Robert J. Malone*                       Trustee                                     October 18, 2002

----------------------------------

Robert J. Malone

/s/ F. William Marshall, Jr.                Trustee                                     October 18, 2002

----------------------------------

F. William Marshall, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                                          CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                            Registration Statement No. 33-30471

                                              Post-Effective Amendment No. 17

                                                       EXHIBIT INDEX

Exhibit No.                         Description
-----------                         -----------

23(a)(iii)                                Amendment to the Declaration of Trust

23(j)                                       Independent Auditors' Consent

Prosai/Centennial\180\2001/180ptc_02(b).doc